UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5473

                     Oppenheimer Multi-Sector Income Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                               (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


            Registrant's telephone number, including area code: (303) 768-3200
                                                                --------------

                       Date of fiscal year end: October 31

          Date of reporting period: November 1, 2002 - October 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  October 31, 2003
--------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
U.S. Government Sector--5.7%
-----------------------------------------------------------------------------------
U.S. Government Obligations--5.7%
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.50%, 1/15/13 1                                         $ 2,500,000  $  2,469,285
4.50%, 7/15/13                                             2,500,000     2,449,993
5.50%, 7/15/06                                             1,870,000     2,016,819
-----------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.25%, 7/15/07 2,3                                         5,945,000     6,199,095
7.25%, 5/15/30                                             1,700,000     2,063,627
-----------------------------------------------------------------------------------
Resolution Funding Corp. Federal Book Entry
Principal Strips, 5.85%, 1/15/21 4                           715,000       268,707
-----------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS, 5.99%, 11/15/18 1,4             300,000       135,450
                                                                      -------------
Total U.S. Government Sector (Cost $15,921,366)                         15,602,976

                                                             Shares
-----------------------------------------------------------------------------------
Corporate Sector--36.4%
-----------------------------------------------------------------------------------

Common Stocks--0.4%
Capital Gaming International, Inc. 5,6                           18             --
-----------------------------------------------------------------------------------
Classic Cable, Inc. 5                                           793             --
-----------------------------------------------------------------------------------
Covad Communications Group, Inc. 5                            6,198         27,147
-----------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 5                         38,618        267,854
-----------------------------------------------------------------------------------
Equinix, Inc. 5                                               6,573        119,629
-----------------------------------------------------------------------------------
Globix Corp. 5                                                6,880         28,208
-----------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 5,6                   24,061         13,234
-----------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                       173          3,754
-----------------------------------------------------------------------------------
NTL, Inc. 5                                                   3,879        239,451
-----------------------------------------------------------------------------------
Orbital Sciences Corp. 5                                        651          5,983
-----------------------------------------------------------------------------------
Pioneer Cos., Inc. 5                                          5,655         28,501
-----------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 5                                  6,878         37,141
-----------------------------------------------------------------------------------
Prandium, Inc. 5                                             14,499          1,015
-----------------------------------------------------------------------------------
Star Gas Partners LP                                            220          5,108
-----------------------------------------------------------------------------------
Sterling Chemicals, Inc. 5                                      250          4,313
-----------------------------------------------------------------------------------
TVMAX Holdings, Inc. 5,6                                      2,500             --
-----------------------------------------------------------------------------------
UGC Europe, Inc. 5                                            4,024        269,608
-----------------------------------------------------------------------------------
WRC Media Corp. 5,6                                             676             14
-----------------------------------------------------------------------------------
XO Communications, Inc. 5                                     1,091          5,837
                                                                      -------------
                                                                         1,056,797




                    7 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------


                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Corporate Bonds and Notes--35.0%
-----------------------------------------------------------------------------------
Consumer Discretionary--11.0%
-----------------------------------------------------------------------------------
Auto Components--1.3%
Collins & Aikman Floorcoverings, Inc., 9.75%
Sr. Sub. Nts., Series B, 2/15/10                       $    200,000   $    216,000
-----------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75% Sr. Nts., 12/31/11    200,000        169,000
-----------------------------------------------------------------------------------
Dana Corp., 9% Unsec. Nts., 8/15/11                         600,000        673,500
-----------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                          400,000        408,000
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                   600,000        552,000
-----------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 7                200,000        213,000
-----------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09        700,000        810,250
-----------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                   200,000        233,000
-----------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25% Sr. Sec. Nts.,
Series B, 7/15/13                                           100,000        111,000
-----------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13 7    100,000        103,000
                                                                      -------------
                                                                         3,488,750

-----------------------------------------------------------------------------------
Automobiles--0.2%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
8.375% Sr. Unsec. Nts., 3/15/13                             400,000        452,000
-----------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--2.2%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 6          400,000        158,000
-----------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11               250,000        271,250
-----------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12             200,000        219,500
-----------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50%
Promissory Nts., 8/1/1995 5,6,8                               5,500             --
-----------------------------------------------------------------------------------
Coast Hotels & Casinos, Inc., 9.50%
Sr. Unsec. Sub. Nts., 4/1/09                                200,000        214,000
-----------------------------------------------------------------------------------
Dominos, Inc., 8.25% Sr. Sub. Nts., 7/1/11 7                200,000        212,250
-----------------------------------------------------------------------------------
Hilton Hotels Corp.:
7.625% Nts., 5/15/08                                        200,000        221,250
7.625% Nts., 12/1/12                                        200,000        222,250
-----------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts., 3/15/12      200,000        220,500
-----------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875%
Sr. Nts., Series B, 5/15/12                                 200,000        219,000
-----------------------------------------------------------------------------------
Mandalay Resort Group, 10.25% Sr. Unsec.
Sub. Nts., Series B, 8/1/07                                 500,000        578,750
-----------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.375% Sr. Sub. Nts., 7/15/09 7                             150,000        154,313
8.375% Sr. Sub. Nts., 7/1/11                                400,000        439,000
-----------------------------------------------------------------------------------
Penn National Gaming, Inc., 8.875% Sr. Sub. Nts., 3/15/10   300,000        328,125
-----------------------------------------------------------------------------------
Prime Hospitality Corp., 8.375% Sr. Sub. Nts., 5/1/12       200,000        205,000
-----------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8% Sr. Unsec. Nts., 5/15/10   150,000        162,000
-----------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Nts., 2/1/10                                     250,000        238,750
9.75% Sr. Nts., 4/15/13 7                                   600,000        591,000
-----------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
7.875% Sr. Nts., 5/1/12                                     400,000        444,000
-----------------------------------------------------------------------------------
Sun International Hotels Ltd.,
8.875% Sr. Unsec. Sub. Nts., 8/15/11                        500,000        548,125
-----------------------------------------------------------------------------------
Universal City Development Partners Ltd.,
11.75% Sr. Nts., 4/1/10 7                                   200,000        232,250
-----------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc.,
11% Sec. Nts., 6/15/10                                      200,000        231,750
                                                                      -------------
                                                                         6,111,063




                    8 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Household Durables--1.3%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12           $500,000    $   550,000
-----------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10 1           500,000        580,000
-----------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.,
8.875% Sr. Sub. Nts., 4/1/12                                300,000        328,500
-----------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                              500,000        556,250
9.50% Sr. Unsec. Sub. Nts., 2/15/11                         500,000        557,500
-----------------------------------------------------------------------------------
Meritage Corp., 9.75% Sr. Nts., 6/1/11 7                    150,000        167,250
-----------------------------------------------------------------------------------
Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05         400,000        394,000
-----------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12        100,000        110,500
-----------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12         200,000        220,000
-----------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13           200,000        223,000
                                                                      -------------
                                                                         3,687,000

-----------------------------------------------------------------------------------
Internet & Catalog Retail--0.1%
InterActiveCorp, 7% Nts., 1/15/13                           287,000        317,603
-----------------------------------------------------------------------------------
Leisure Equipment & Products--0.1%
Remington Arms Co., Inc., 10.50% Sr. Unsec. Nts., 2/1/11    150,000        157,688
-----------------------------------------------------------------------------------
Media--4.5%
Adelphia Communications Corp.:
8.125% Sr. Nts., Series B, 7/15/03 5,8                      250,000        202,500
9.875% Sr. Nts., Series B, 3/1/07 5,8                       300,000        244,500
10.25% Sr. Unsec. Nts., 11/1/06 5,8                         100,000         81,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11 5,8                    300,000        253,500
10.875% Sr. Unsec. Nts., 10/1/10 5,8                        100,000         82,000
-----------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%
Sr. Unsec. Sub. Nts., 12/15/12                              800,000        820,000
-----------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11 500,000        528,125
-----------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09    200,000        215,000
-----------------------------------------------------------------------------------
Charter Communications Holdings LLC/
Charter Communications Holdings Capital Corp.:
8.625% Sr. Unsec. Nts., 4/1/09                            1,300,000      1,049,750
11.125% Sr. Unsec. Nts., 1/15/11                            400,000        342,000
-----------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13         200,000        220,000
-----------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec.
Unsub. Nts., Series B, 4/1/11                               625,000        640,625
-----------------------------------------------------------------------------------
EchoStar DBS Corp.:
9.375% Sr. Unsec. Nts., 2/1/09                              150,000        159,375
10.375% Sr. Unsec. Nts., 10/1/07                            750,000        831,563
-----------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Unsec.
Sub. Nts., Series B, 3/15/09                                600,000        630,750
-----------------------------------------------------------------------------------
Entravision Communications Corp., 8.125% Sr.
Sub. Nts., 3/15/09                                          100,000        106,250
-----------------------------------------------------------------------------------
Hollinger International Publishing, Inc.,
9% Sr. Unsec. Nts., 12/15/10                                400,000        426,000
-----------------------------------------------------------------------------------
Houghton Mifflin Co., 8.25% Sr. Unsec. Nts., 2/1/11         200,000        212,500
-----------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13 7        150,000        146,625
-----------------------------------------------------------------------------------
LodgeNet Entertainment Corp.,
9.50% Sr. Sub. Debs., 6/15/13                               100,000        108,500
-----------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp.,
9.50% Sr. Unsec. Nts., 1/15/13                              600,000        573,000
-----------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23      380,000        482,318
-----------------------------------------------------------------------------------
PanAmSat Corp., 8.50% Sr. Unsec. Nts., 2/1/12               400,000        433,000


                    9 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------


                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Media Continued
PRIMEDIA, Inc., 8% Sr. Nts., 5/15/13 7                   $  500,000    $   511,250
-----------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I,
10.875% Sr. Sub. Nts., 12/15/12 7                           200,000        239,500
-----------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec.
Sub. Nts., Series B, 7/1/11                                 200,000        221,000
-----------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                          1,200,000      1,272,000
8.75% Sr. Sub. Nts., 12/15/11                               300,000        330,000
-----------------------------------------------------------------------------------
Spanish Broadcasting System, Inc.,
9.625% Sr. Unsec. Sub. Nts., 11/1/09                        300,000        312,750
-----------------------------------------------------------------------------------
Vertis, Inc., 9.75% Sr. Sec. Nts., 4/1/09 7                 100,000        106,750
-----------------------------------------------------------------------------------
Von Hoffmann Corp., 10.25% Sr. Unsec. Nts., 3/15/09 7       100,000        108,250
-----------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
12.75% Sr. Sub. Nts., 11/15/09                              300,000        292,500
                                                                      -------------
                                                                        12,182,881

-----------------------------------------------------------------------------------
Multiline Retail--0.3%
J.C. Penney Co., Inc., 8% Nts., 3/1/10                      200,000        223,500
-----------------------------------------------------------------------------------
Saks, Inc., 9.875% Nts., 10/1/11                            400,000        476,000

                                                                           699,500

-----------------------------------------------------------------------------------
Specialty Retail--0.7%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12    200,000        209,000
-----------------------------------------------------------------------------------
CSK Auto, Inc., 12% Sr. Unsec. Nts., 6/15/06                500,000        565,000
-----------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs., 5/1/08                  400,000        403,500
-----------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08          300,000        310,500
-----------------------------------------------------------------------------------
Gap, Inc. (The), 6.90% Nts., 9/15/07                        200,000        218,500
-----------------------------------------------------------------------------------
Hollywood Entertainment Corp.,
9.625% Sr. Sub. Nts., 3/15/11 6                             200,000        217,500
                                                                      -------------
                                                                         1,924,000

-----------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods--0.3%
Broder Bros. Co., 11.25% Sr. Nts., 10/15/10 7               200,000        206,000
-----------------------------------------------------------------------------------
Consoltex Group, Inc., 11% Sr. Sub. Nts., 1/31/09 6,9       436,563             44
-----------------------------------------------------------------------------------
Levi Strauss & Co.:
11.625% Sr. Unsec. Nts., 1/15/08                            200,000        173,000
12.25% Sr. Nts., 12/15/12                                   250,000        208,750
-----------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 7          150,000        162,188
-----------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                       100,000        105,500
                                                                      -------------
                                                                           855,482

-----------------------------------------------------------------------------------
Consumer Staples--1.8%
-----------------------------------------------------------------------------------
Beverages--0.0%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12   100,000        110,250
-----------------------------------------------------------------------------------
Food & Staples Retailing--0.7%
Delhaize America, Inc., 8.125% Unsub. Debs., 4/15/11        341,000        378,084
-----------------------------------------------------------------------------------
Fleming Cos., Inc.:
10.125% Sr. Unsec. Nts., 4/1/08 8                           500,000         80,000
10.625% Sr. Unsec. Sub. Nts., Series D, 7/31/07 6,8         200,000          1,020
-----------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co., Inc. (The),
9.125% Sr. Nts., 12/15/11                                   200,000        170,000




                   10 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Food & Staples Retailing Continued
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07        $ 775,000    $   806,000
-----------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                250,000        268,750
9.50% Sr. Sec. Nts., 2/15/11                                100,000        113,000
                                                                      -------------
                                                                         1,816,854

-----------------------------------------------------------------------------------
Food Products--0.6%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08 8 200,000        134,000
-----------------------------------------------------------------------------------
Burns Philp Capital Pty Ltd.,
9.75% Sr. Sub. Nts., 7/15/12 7                              100,000        102,500
-----------------------------------------------------------------------------------
Del Monte Corp., 8.625% Sr. Sub. Nts., 12/15/12 7           200,000        222,000
-----------------------------------------------------------------------------------
Doane Pet Care Co., 10.75% Sr. Nts., 3/1/10 6               200,000        206,000
-----------------------------------------------------------------------------------
Dole Food Co., Inc., 8.875% Sr. Unsec. Nts., 3/15/11         50,000         54,250
-----------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Nts., 10/1/11 7           100,000        107,500
-----------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                        400,000        422,000
8% Sr. Nts., Series B, 10/15/09                             300,000        331,500
                                                                      -------------
                                                                         1,579,750

-----------------------------------------------------------------------------------
Household Products--0.5%
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08 6                 600,000        633,000
-----------------------------------------------------------------------------------
Holmes Products Corp., 9.875% Sr. Unsec.
Sub. Nts., Series B, 11/15/07 6                             300,000        298,500
-----------------------------------------------------------------------------------
Rayovac Corp., 8.50% Sr. Sub. Nts., 10/1/13 7               100,000        104,500
-----------------------------------------------------------------------------------
Revlon Consumer Products Corp., 12% Sr. Sec. Nts., 12/1/05  500,000        492,500
-----------------------------------------------------------------------------------
Styling Technology Corp., 10.875%
Sr. Unsec. Sub. Nts., 7/1/08 5,6,8                          400,000             --
                                                                      -------------
                                                                         1,528,500

-----------------------------------------------------------------------------------
Energy--1.7%
-----------------------------------------------------------------------------------
Energy Equipment & Services--0.4%
Hornbeck-Leevac Marine Services, Inc.,
10.625% Sr. Nts., 8/1/08                                    750,000        832,500
-----------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09        100,000        108,000
-----------------------------------------------------------------------------------
Universal Compression, Inc.,
7.25% Sr. Unsec. Sub. Nts., 5/15/10                         200,000        209,000
                                                                      -------------
                                                                         1,149,500

-----------------------------------------------------------------------------------
Oil & Gas--1.3%
Chesapeake Energy Corp.:
7.75% Sr. Unsec. Nts., 1/15/15                              200,000        217,000
8.125% Sr. Unsec. Nts., 4/1/11                              300,000        330,750
-----------------------------------------------------------------------------------
El Paso Energy Partners LP, 10.625% Sr. Sub. Nts., 12/1/12  200,000        236,500
-----------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                    200,000        209,000
-----------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09               600,000        681,000
-----------------------------------------------------------------------------------
GulfTerra Energy Partners LP, 8.50%
Sr. Unsec. Sub. Nts., Series B, 6/1/10                      150,000        164,250
-----------------------------------------------------------------------------------
Pemex Project Funding Master Trust,
8.50% Unsub. Nts., 2/15/08                                  265,000        303,756
-----------------------------------------------------------------------------------
Pioneer Natural Resources Co., 7.50% Sr. Nts., 4/15/12      200,000        224,696
-----------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13        500,000        570,000
-----------------------------------------------------------------------------------
Tesoro Petroleum Corp., 8% Sr. Sec. Nts., 4/15/08           100,000        106,500


                   11 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------


                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Oil & Gas Continued
Tom Brown, Inc., Units (each unit consists of $512
principal amount of 7.25% sr. sub. nts., due 2013 and
$488 principal amount of Tom Brown Resources Funding Corp.,
7.25% sr. sub. nts., due 2013) 10                         $ 100,000   $    105,000
-----------------------------------------------------------------------------------
Westport Resources Corp., 8.25% Sr.
Unsec. Sub. Nts., 11/1/11                                   200,000        221,500
-----------------------------------------------------------------------------------
XTO Energy, Inc., 7.50% Sr. Nts., 4/15/12                   100,000        112,500
                                                                      -------------
                                                                         3,482,452

-----------------------------------------------------------------------------------
Financials--1.7%
-----------------------------------------------------------------------------------
Commercial Banks--0.3%
Decrane Aircraft Holdings, Inc., 12% Sr.
Unsec. Sub. Nts., Series B, 9/30/08                         800,000        404,000
-----------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12   300,000        329,250
                                                                      -------------
                                                                           733,250

-----------------------------------------------------------------------------------
Diversified Financial Services--0.4%
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12         200,000        226,000
-----------------------------------------------------------------------------------
Finova Group, Inc. (The), 7.50% Nts., 11/15/09              400,000        202,000
-----------------------------------------------------------------------------------
LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07     250,000        257,500
-----------------------------------------------------------------------------------
Pemex Project Funding Master Trust,
7.375% Unsec. Unsub. Nts., 12/15/14                         410,000        432,550
                                                                      -------------
                                                                         1,118,050

-----------------------------------------------------------------------------------
Insurance--0.1%
Arbor I Ltd., 16.64% Nts., 6/15/06 6,11                     250,000        251,875
-----------------------------------------------------------------------------------
Real Estate--0.9%
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07             100,000        100,000
-----------------------------------------------------------------------------------
Corrections Corp. of America, 9.875% Sr. Nts., 5/1/09       100,000        112,625
-----------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                      285,000        309,938
-----------------------------------------------------------------------------------
Host Marriott LP, 9.50% Sr. Nts., 1/15/07                   400,000        445,000
-----------------------------------------------------------------------------------
MeriStar Hospitality Corp., 9.125%
Sr. Unsec. Nts., 1/15/11                                    700,000        743,750
-----------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust,
9.75% Sr. Sec. Nts., Series B, 4/1/08                       700,000        721,000
                                                                      -------------
                                                                         2,432,313

-----------------------------------------------------------------------------------
Health Care--2.3%
-----------------------------------------------------------------------------------
Health Care Equipment & Supplies--0.2%
Fisher Scientific International, Inc.,
8.125% Sr. Sub. Nts., 5/1/12                                200,000        216,000
-----------------------------------------------------------------------------------
Vanguard Health Systems, Inc.,
9.75% Sr. Unsec. Sub. Nts., 8/1/11                          400,000        430,000
                                                                      -------------
                                                                           646,000

-----------------------------------------------------------------------------------
Health Care Providers & Services--2.1%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13        100,000        106,000
-----------------------------------------------------------------------------------
AmerisourceBergen Corp., 7.25% Sr. Unsec. Nts., 11/15/12    200,000        207,000
-----------------------------------------------------------------------------------
Extendicare Health Services, Inc.,
9.50% Sr. Unsec. Sub. Nts., 7/1/10                          100,000        110,500
-----------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II,
7.875% Nts., 2/1/08 6                                       900,000        947,250
-----------------------------------------------------------------------------------
Healthsouth Corp., 7.625% Nts., 6/1/12                      800,000        700,000
-----------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec.
Sub. Nts., Series B, 8/15/12                                200,000        219,000
-----------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12       600,000        672,000



                   12 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Health Care Providers & Services Continued
PacifiCare Health Systems, Inc., 10.75%
Sr. Unsec. Unsub. Nts., 6/1/09                          $   400,000   $    462,000
-----------------------------------------------------------------------------------
Quintiles Transnational Corp., 10%
Sr. Sub. Nts., 10/1/13 7                                    150,000        159,000
-----------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50%
Sr. Unsec. Sub. Nts., 4/1/12                                400,000        434,000
-----------------------------------------------------------------------------------
Tenet Healthcare Corp., 6.375% Sr. Nts., 12/1/11            637,000        594,003
-----------------------------------------------------------------------------------
Triad Hospitals, Inc., 8.75%
Sr. Unsec. Nts., Series B, 5/1/09                           700,000        761,250
-----------------------------------------------------------------------------------
US Oncology, Inc., 9.625% Sr. Sub. Nts., 2/1/12             200,000        214,000
                                                                      -------------
                                                                         5,586,003

-----------------------------------------------------------------------------------
Pharmaceuticals--0.0%
aaiPharma, Inc., 11% Sr. Sub. Nts., 4/1/10                  100,000        111,500
-----------------------------------------------------------------------------------
Industrials--5.5%
-----------------------------------------------------------------------------------
Aerospace & Defense--0.6%
Alliant Techsystems, Inc., 8.50%
Sr. Unsec. Sub. Nts., 5/15/11                               200,000        222,000
-----------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Nts., 10/1/107                                    100,000        103,500
8.875% Sr. Unsec. Sub. Nts., 5/1/11                         200,000        181,000
-----------------------------------------------------------------------------------
K&F Industries, Inc., 9.625% Sr.
Unsec. Sub. Nts., 12/15/10                                  125,000        140,625
-----------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12       150,000        167,250
-----------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11 7           200,000        213,500
-----------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13 7                                  150,000        171,000
11% Sr. Sub. Nts., 2/15/13 7                                150,000        177,750
-----------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11 7    100,000        101,000
                                                                      -------------
                                                                         1,477,625

-----------------------------------------------------------------------------------
Air Freight & Logistics--0.1%
Atlas Air, Inc.:
9.25% Sr. Nts., 4/15/08 5,8                                 200,000         95,000
9.375% Sr. Unsec. Nts., 11/15/06 8                          300,000        142,500
                                                                      -------------
                                                                           237,500

-----------------------------------------------------------------------------------
Airlines--0.7%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05       1,000,000       875,000
-----------------------------------------------------------------------------------
Amtran, Inc., 10.50% Sr. Nts., 8/1/04                      1,200,000     1,026,000
                                                                      -------------
                                                                         1,901,000

-----------------------------------------------------------------------------------
Building Products--0.4%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12    100,000        108,625
-----------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10 7        200,000        213,000
-----------------------------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Unsec. Nts., Series B, 9/1/07                    300,000        312,000
9.25% Sr. Nts., Series B, 3/15/07                           300,000        311,625
9.875% Sr. Unsec. Sub. Nts., 6/15/11                        100,000        108,250
                                                                      -------------
                                                                         1,053,500




                   13 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------


                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Commercial Services & Supplies--2.0%
Allied Waste North America, Inc.:
7.875% Sr. Nts., 4/15/13                                 $  200,000    $   215,500
7.875% Sr. Unsec. Nts., Series B, 1/1/09                    600,000        630,000
8.50% Sr. Sub. Nts., 12/1/08                                500,000        553,750
-----------------------------------------------------------------------------------
American Color Graphics, Inc., 10%
Sr. Sec. Nts., 6/15/10 7                                    100,000        107,750
-----------------------------------------------------------------------------------
Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06 5,8      400,000         90,000
-----------------------------------------------------------------------------------
Buhrmann US, Inc., 12.25% Sr. Unsec. Sub. Nts., 11/1/09     300,000        333,000
-----------------------------------------------------------------------------------
Comforce Operating, Inc., 12%
Sr. Nts., Series B, 12/1/07 6                               200,000        151,000
-----------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc.,
10.375% Sr. Sub. Nts., 8/1/07 6                             600,000        537,000
-----------------------------------------------------------------------------------
Kindercare Learning Centers, Inc.,
9.50% Sr. Sub. Nts., 2/15/09 6                              250,000        256,250
-----------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                 300,000        338,250
-----------------------------------------------------------------------------------
Moore North American Finance, Inc.,
7.875% Sr. Nts., 1/15/11 7                                  100,000        108,500
-----------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05 6                           400,000        332,000
-----------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09 5,6,8     50,000          2,500
-----------------------------------------------------------------------------------
Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09     100,000        111,000
-----------------------------------------------------------------------------------
United Rentals (North America), Inc.:
9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09               100,000        105,750
10.75% Sr. Unsec. Nts., Series B, 4/15/08                   400,000        451,000
10.75% Sr. Unsec. Nts., Series B, 4/15/08                 1,000,000      1,127,500
                                                                      -------------
                                                                         5,450,750

-----------------------------------------------------------------------------------
Construction & Engineering--0.0%
URS Corp., 11.50% Sr. Unsec. Nts., 9/15/09 6                100,000        114,000
-----------------------------------------------------------------------------------
Industrial Conglomerates--0.2%
Great Lakes Dredge & Dock Corp., 11.25%
Sr. Unsec. Sub. Nts., 8/15/08                               610,000        646,600
-----------------------------------------------------------------------------------
Machinery--1.0%
Actuant Corp., 13% Sr. Sub. Nts., 5/1/09                    215,000        275,200
-----------------------------------------------------------------------------------
AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08                   500,000        547,500
-----------------------------------------------------------------------------------
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                     400,000        384,000
-----------------------------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts., 8/15/07 5,6,8             800,000          8,000
-----------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09 6                   100,000        110,500
-----------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625%
Sr. Sub. Nts., Series B, 6/15/07                            500,000        467,500
-----------------------------------------------------------------------------------
SPX Corp., 7.50% Sr. Nts., 1/1/13                           400,000        429,000
-----------------------------------------------------------------------------------
Terex Corp.:
8.875% Sr. Unsec. Sub. Nts., 4/1/08                         300,000        314,250
9.25% Sr. Unsec. Sub. Nts., 7/15/11                         200,000        221,500
                                                                      -------------
                                                                         2,757,450

-----------------------------------------------------------------------------------
Marine--0.4%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                    300,000        346,500
-----------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50%
First Priority Ship Mtg. Nts., 6/30/07 6,8                  750,000        266,250
-----------------------------------------------------------------------------------
Sea Containers Ltd., 7.875% Sr. Nts., 2/15/08               500,000        462,500
                                                                      -------------
                                                                         1,075,250




                   14 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Road & Rail--0.1%
Kansas City Southern Railway Co. (The),
7.50% Sr. Nts., 6/15/09                                  $  200,000   $    208,500
-----------------------------------------------------------------------------------
Transportation Infrastructure--0.0%
Worldspan LP/Worldspan Financial Corp.,
9.625% Sr. Nts., 6/15/11 7                                  100,000         98,000
-----------------------------------------------------------------------------------
Information Technology--1.1%
-----------------------------------------------------------------------------------
Communications Equipment--0.2%
Orion Network Systems, Inc., 12.50%
Sr. Disc. Nts., 1/15/07 8                                 1,150,000        569,250
-----------------------------------------------------------------------------------
Computers & Peripherals--0.2%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09       400,000        438,000
-----------------------------------------------------------------------------------
Electronic Equipment & Instruments--0.2%
ChipPAC International Co. Ltd., 12.75% Sr.
Unsec. Sub. Nts., Series B, 8/1/09                          200,000        221,000
-----------------------------------------------------------------------------------
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08 6  300,000        325,125
                                                                      -------------
                                                                           546,125

-----------------------------------------------------------------------------------
Internet Software & Services--0.0%
Globix Corp., 11% Sr. Nts., 4/26/08 6                        65,615         56,101
-----------------------------------------------------------------------------------
NorthPoint Communications Group, Inc.,
12.875% Nts., 2/15/10 5,6,8                                 160,138            200
-----------------------------------------------------------------------------------
PSINet, Inc.:
10.50% Sr. Unsec. Nts., 12/1/06 5,6,8 [EUR]                 500,000         28,336
11% Sr. Nts., 8/1/09 5,8                                    540,935         28,399
                                                                      -------------
                                                                           113,036

-----------------------------------------------------------------------------------
IT Services--0.2%
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15           500,000        536,250
-----------------------------------------------------------------------------------
Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11 7               50,000         57,750
                                                                      -------------
                                                                           594,000

-----------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment--0.3%
AMI Semiconductor, Inc., 10.75%
Sr. Unsec. Sub. Nts., 2/1/13                                300,000        349,500
-----------------------------------------------------------------------------------
Amkor Technology, Inc., 9.25%
Sr. Unsec. Sub. Nts., 2/15/08                               300,000        337,500
                                                                      -------------
                                                                           687,000

-----------------------------------------------------------------------------------
Materials--3.9%
-----------------------------------------------------------------------------------
Chemicals--0.9%
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                              200,000        200,000
10.625% Sr. Nts., 5/1/11 7                                  200,000        210,000
-----------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 13.08%
Sr. Unsec. Disc. Nts., 12/31/09 4                           300,000        121,500
-----------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09         200,000        212,000
-----------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09         200,000        220,000
-----------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13 7    250,000        265,000
-----------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                   200,000        201,000
9.625% Sr. Sec. Nts., Series A, 5/1/07                      100,000        102,000
9.875% Sec. Nts., Series B, 5/1/07                          400,000        408,000
-----------------------------------------------------------------------------------
OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11               200,000        203,000
-----------------------------------------------------------------------------------
Pioneer Cos., Inc., 4.64% Sr. Sec. Nts., 12/31/06 11         27,687         25,057


                   15 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Chemicals Continued
Sterling Chemicals, Inc.:
10% Sr. Sec. Nts., 12/19/07 6                            $  191,746   $    181,200
11.25% Sr. Sub. Nts., 8/15/06 5,6,8                         200,000             --
-----------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11 7          200,000        212,000
                                                                      -------------
                                                                         2,560,757

-----------------------------------------------------------------------------------
Construction Materials--0.1%
Texas Industries, Inc., 10.25% Sr. Nts., 6/15/11 7          200,000        224,000
-----------------------------------------------------------------------------------
Containers & Packaging--1.5%
Ball Corp.:
6.875% Sr. Unsec. Nts., 12/15/12 7                          150,000        157,125
7.75% Sr. Unsec. Nts., 8/1/06                               300,000        325,500
-----------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11 7                                   250,000        276,875
9.50% Sr. Sub. Nts., 8/15/13 7                              200,000        223,500
-----------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12     450,000        474,750
-----------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
8.75% Sr. Sec. Nts., 11/15/12                               500,000        550,000
8.875% Sr. Sec. Nts., 2/15/09                               900,000        981,000
-----------------------------------------------------------------------------------
Stone Container Corp.:
9.25% Sr. Unsec. Nts., 2/1/08                               250,000        273,750
9.75% Sr. Unsec. Nts., 2/1/11                               400,000        438,000
-----------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12          250,000        252,500
                                                                      -------------
                                                                         3,953,000

-----------------------------------------------------------------------------------
Metals & Mining--1.2%
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13 7          200,000        208,000
-----------------------------------------------------------------------------------
Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08         400,000        442,000
-----------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10 7     200,000        199,000
-----------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12       400,000        436,000
-----------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875%
Sr. Nts., Series B, 10/15/06 5,6,8                          500,000        427,500
-----------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                      200,000         97,000
-----------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09             200,000        165,000
-----------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr.
Unsec. Nts., Series B, 3/15/13                              200,000        211,500
-----------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09               200,000        221,000
-----------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                100,000        111,250
-----------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                     200,000        212,000
10.75% Sr. Nts., 8/1/08                                     400,000        441,000
                                                                      -------------
                                                                         3,171,250

-----------------------------------------------------------------------------------
Paper & Forest Products--0.2%
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13 7        50,000         52,500
-----------------------------------------------------------------------------------
Georgia-Pacific Corp., 8.125% Sr. Unsec. Nts., 5/15/11      500,000        546,250
                                                                      -------------
                                                                           598,750




                   16 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Telecommunication Services--3.2%
-----------------------------------------------------------------------------------
Diversified Telecommunication Services--0.7%
COLO.com, Inc., 13.875% Sr. Nts., 3/15/10 5,6,8          $  252,303    $     2,208
-----------------------------------------------------------------------------------
Concentric Network Corp., Escrow Shares, 12/15/07 5,6,15    495,000             --
-----------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co.,
9.875% Sr. Unsec. Nts., 11/15/09                            100,000        113,750
-----------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10 7                                   150,000        164,250
9.875% Sr. Sub. Nts., 8/15/13 7                             300,000        342,750
-----------------------------------------------------------------------------------
Focal Communications Corp., 11.875%
Sr. Unsec. Nts., Series B, 1/15/10 5,8                       75,000          6,563
-----------------------------------------------------------------------------------
Intermedia Communications, Inc., 0%/12.25%
Sr. Disc. Nts., Series B, 3/1/09 5,8,12                     100,000         38,500
-----------------------------------------------------------------------------------
IPC Acquisition Corp., 11.50% Sr. Sub. Nts., 12/15/09       250,000        262,813
-----------------------------------------------------------------------------------
Level 3 Communications, Inc., 0%/10.50%
Sr. Disc. Nts., 12/1/08 12                                  400,000        370,000
-----------------------------------------------------------------------------------
MCI Communications Corp., 7.75% Sr.
Unsec. Debs., 3/23/25 5,8                                   100,000         83,250
-----------------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10%
Sr. Unsec. Nts., Series B, 11/15/08 5,8                     200,000         13,500
-----------------------------------------------------------------------------------
Nextlink Communications, Inc.:
Escrow Shares, 3/15/08 5,6,15                               250,000             --
Escrow Shares, 11/15/08 5,6,15                              200,000             --
Escrow Shares, 6/1/09 5,6,15                                200,000             --
-----------------------------------------------------------------------------------
Qwest Corp., 8.875% Nts., 3/15/12 7                         200,000        227,000
-----------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                   255,000        291,030
-----------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 5,6,8              200,000             --
-----------------------------------------------------------------------------------
Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08 5,6,8           195,000             --
                                                                      -------------
                                                                         1,915,614

-----------------------------------------------------------------------------------
Wireless Telecommunication Services--2.5%
Alamosa Delaware, Inc., 12.50% Sr. Unsec. Nts., 2/1/11      200,000        193,000
-----------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25%
Sr. Sub. Disc. Nts., 8/1/08 4                               400,000        276,000
-----------------------------------------------------------------------------------
CellNet Data Systems, Inc.,
Sr. Unsec. Disc. Nts., 10/1/07 5,6,8                        554,000             --
-----------------------------------------------------------------------------------
Centennial Cellular Operating Co./Centennial
Communications Corp.,
10.125% Sr. Nts., 6/15/13 7                                 300,000        313,500
-----------------------------------------------------------------------------------
Crown Castle International Corp.:
0%/10.375% Sr. Disc. Nts., 5/15/11 12                       550,000        566,500
10.75% Sr. Nts., 8/1/11                                     200,000        225,500
-----------------------------------------------------------------------------------
Dobson Communications Corp., 8.875% Sr. Nts., 10/1/13 7     200,000        204,000
-----------------------------------------------------------------------------------
Leap Wireless International, Inc.:
0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10 5,6,8,12           200,000         23,000
12.50% Sr. Nts., 4/15/10 6,8                                400,000         54,000
-----------------------------------------------------------------------------------
Nextel Communications, Inc.:
7.375% Sr. Nts., 8/1/15                                     140,000        146,300
9.375% Sr. Unsec. Nts., 11/15/09                          2,000,000      2,190,000
-----------------------------------------------------------------------------------
Orbcomm Global LP, Escrow Shares, 8/15/04 5,6,15            175,000             --
-----------------------------------------------------------------------------------
Rural Cellular Corp.:
9.625% Sr. Sub. Nts., Series B, 5/15/08                     600,000        540,000
9.875% Sr. Nts., 2/1/10 7                                   200,000        200,500
-----------------------------------------------------------------------------------
SBA Communications Corp., 12%
Sr. Unsec. Disc. Nts., 3/1/08                               800,000        852,000
-----------------------------------------------------------------------------------
SpectraSite, Inc., 8.25% Sr. Nts., 5/15/10 7                100,000        106,500


                   17 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Wireless Telecommunication Services Continued
Triton PCS, Inc.:
8.50% Sr. Unsec. Nts., 6/1/13                             $ 200,000   $    211,500
8.75% Sr. Unsec. Sub. Nts., 11/15/11                        100,000         96,500
-----------------------------------------------------------------------------------
US Unwired, Inc., 0%/13.375% Sr. Unsec.
Sub. Disc. Nts., Series B, 11/1/09 12                       500,000        327,500
-----------------------------------------------------------------------------------
Western Wireless Corp., 9.25% Sr. Nts., 7/15/13 7           250,000        262,500
                                                                      -------------
                                                                         6,788,800

-----------------------------------------------------------------------------------
Utilities--2.8%
-----------------------------------------------------------------------------------
Electric Utilities--2.1%
AES Corp. (The), 8.75% Sr. Unsec. Unsub. Nts., 6/15/08       47,000         48,880
-----------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05%
Sr. Sec. Nts., Series B, 12/15/09                           445,792        479,226
-----------------------------------------------------------------------------------
Calpine Corp.:
8.25% Sr. Unsec. Nts., 8/15/05                              100,000         90,500
8.50% Sr. Sec. Nts., 7/15/10 7                            1,100,000      1,012,000
8.50% Sr. Unsec. Nts., 2/15/11                              600,000        432,000
8.75% Sr. Nts., 7/15/07                                     200,000        156,000
8.75% Sr. Sec. Nts., 7/15/13 7                              550,000        506,000
-----------------------------------------------------------------------------------
CMS Energy Corp.:
7.75% Sr. Nts., 8/1/10 7                                    100,000        102,250
9.875% Sr. Unsec. Nts., 10/15/07                            900,000        987,750
-----------------------------------------------------------------------------------
Edison Mission Energy, 10% Sr. Unsec. Nts., 8/15/08         200,000        187,000
-----------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99%
Sec. Bonds, Series B, 12/30/11                              468,000        485,550
-----------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30%
Sr. Unsec. Nts., 5/1/11 8                                   600,000        499,500
-----------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10 7                               100,000        107,500
-----------------------------------------------------------------------------------
PG&E Corp., 6.875% Sr. Sec. Nts., 7/15/08 7                 200,000        213,000
-----------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10 7                              150,000        135,000
9.50% Sr. Sec. Nts., 7/15/13 7                              150,000        134,250
-----------------------------------------------------------------------------------
Westar Energy, Inc., 9.75% Sr. Unsec. Nts., 5/15/07         275,000        314,531
                                                                      -------------
                                                                         5,890,937

-----------------------------------------------------------------------------------
Gas Utilities--0.2%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,
8.875% Sr. Unsec. Nts., Series B, 5/20/11                   200,000        218,000
-----------------------------------------------------------------------------------
SEMCO Energy, Inc.:
7.125% Sr. Nts., 5/15/08 7                                  100,000        102,500
7.75% Sr. Nts., 5/15/13 7                                   100,000        103,500
-----------------------------------------------------------------------------------
Williams Cos., Inc. (The), 7.125% Nts., 9/1/11              100,000        103,000
                                                                      -------------
                                                                           527,000

-----------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power--0.5%
Consumers Energy Co., 7.375% Nts., 9/15/23                  200,000        206,201
-----------------------------------------------------------------------------------
Dynegy Holdings, Inc., 10.125% Sr. Sec. Nts., 7/15/13 7     400,000        436,000
-----------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Nts., 6/1/13 7    300,000        289,500
-----------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, Sec. Pass-Through Certificates,
Series A, 8.625%, 6/30/12                                   133,669        133,753


                   18 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                Principal   Market Value
                                                                   Amount     See Note 1
-----------------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power Continued
Williams Cos., Inc. (The), 8.625% Sr. Nts., 6/1/10              $ 200,000    $   220,000
                                                                             ------------
                                                                               1,285,454
                                                                             ------------
                                                                              95,305,412

                                                                   Shares
-----------------------------------------------------------------------------------------
Preferred Stocks--0.7%
Crown American Realty Trust, 11% Cum., Series A, Non-Vtg.           4,000        235,040
-----------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into
Dobson Communications Corp., Cl. A common stock), Non-Vtg.            600        126,375
-----------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75%
Jr. Redeemable, Non-Vtg. 5,6,9                                        249             25
-----------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75%
Cum. Exchangeable, Series B, Non-Vtg. 5,6                           4,000        281,000
-----------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 10.50%
Sr. Exchangeable, Non-Vtg. 5,6,9                                    4,210             --
-----------------------------------------------------------------------------------------
Intermedia Communications, Inc.,
13.50% Exchangeable, Series B 5,6,9                                     3            150
-----------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25%
Sr. Redeemable Exchangeable, Non-Vtg. 5,6,9                         3,031             --
-----------------------------------------------------------------------------------------
NTL Europe, Inc., 10% Nts., Series A, Non-Vtg.                          4             19
-----------------------------------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. 5,9                                                        --          3,487
14.25% Cum. Jr. Exchangeable, Non-Vtg. 9                               36        339,300
-----------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 9              115         92,863
-----------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust,
12% Non-Cum., Series A 5,6                                          5,750        858,188
                                                                             ------------
                                                                               1,936,447

                                                                Principal
                                                                   Amount
-----------------------------------------------------------------------------------------
Structured Notes--0.1%
Swiss Re Capital Markets Corp./Fujiyama Ltd.
Catastrophe Linked Nts., 5.13%, 5/16/057,11                     $ 250,000        251,530

                                  Date    Strike                Contracts
-----------------------------------------------------------------------------------------
Options Purchased--0.2%
Euro Call 5,6                   4/1/04      1.20EUR             8,060,000EUR      94,302
-----------------------------------------------------------------------------------------
Japanese Yen Call 5,6           6/1/04       107JPY           347,000,000JPY      73,148
-----------------------------------------------------------------------------------------
Japanese Yen Call 5,6          4/22/04    102.92JPY         1,817,000,000JPY     229,469
-----------------------------------------------------------------------------------------
Japanese Yen Put 5,6           2/25/04       122JPY/EUR 16   1,770,000EUR         17,558
                                                                             ------------
                                                                                 414,477
                                                                             ------------
Total Corporate Sector (Cost $100,101,815)                                    98,964,663

                                                                    Units
-----------------------------------------------------------------------------------------
Convertible Sector--1.2%
-----------------------------------------------------------------------------------------
Rights, Warrants and Certificates--1.2%
American Tower Corp. Wts., Exp. 8/1/08 5,6                            400         56,200
-----------------------------------------------------------------------------------------
Chesapeake Energy Corp. Wts., Exp. 9/1/04 5                         1,936            133
-----------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 5,6                                 300              3
-----------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 5,6                      600             --
-----------------------------------------------------------------------------------------
Decrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 5,6                800             --
-----------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 5,6                   700              7


                   19 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------


                                                                      Market Value
                                                              Units     See Note 1
-----------------------------------------------------------------------------------
Rights, Warrants and Certificates Continued
Horizon PCS, Inc. Wts., Exp. 10/1/10 5,6                      1,000    $        --
-----------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 5,6               4,125             41
-----------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 5,6                                              6,035             30
Exp. 5/16/06 5,6                                                  9             --
-----------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 5,6                            720             --
-----------------------------------------------------------------------------------
Leap Wireless International, Inc. Wts., Exp. 4/15/10 5,6        400             --
-----------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 5,6        400             --
-----------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 5,6        975             10
-----------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05 5,6              700              7
-----------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc. All Country Asia Free
(except for Japan) Wts., Exp. 3/4/05 5                       58,900        832,104
-----------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc.
Basket of countries Wts., Exp. 3/4/05 5                      86,269      1,133,764
-----------------------------------------------------------------------------------
Morgan Stanley Capital III, Inc. All Country Asia Free
(except for Japan) Wts., Exp. 3/4/05 5                      113,943      1,333,794
-----------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 5,6                             500            313
-----------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 5                    6,738          6,738
-----------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/30/05 5,6                   6,400             --
-----------------------------------------------------------------------------------
Republic Technologies International LLC
Wts., Exp. 7/15/09 5,6                                          200             --
-----------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 5,6                407             --
-----------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 5,6             500              8
-----------------------------------------------------------------------------------
XO Communications, Inc. Rts., Exp. 11/14/03 5                12,320          4,435
-----------------------------------------------------------------------------------
XO Communications, Inc.:
Cl. A Wts., Exp. 1/16/10 5                                    2,188          3,501
Cl. B Wts., Exp. 1/16/10 5                                    1,641          2,338
Cl. C Wts., Exp. 1/16/10 5                                    1,641          1,575
                                                                      -------------
Total Convertible Sector (Cost $2,605,498)                               3,375,001

                                                             Shares
-----------------------------------------------------------------------------------
International Sector--38.0%
-----------------------------------------------------------------------------------
Common Stocks--0.9%
AO VimpelCom, Sponsored ADR 5                                   870         56,637
-----------------------------------------------------------------------------------
Banco Bradesco SA, Sponsored ADR                              5,405        113,451
-----------------------------------------------------------------------------------
Banco Itau Holding Financeira SA, ADR                         4,040        165,034
-----------------------------------------------------------------------------------
Bank Pekao SA, GDR                                            3,243         93,593
-----------------------------------------------------------------------------------
Brasil Telecom Participacoes SA, ADR                          4,715        172,192
-----------------------------------------------------------------------------------
Cesky Telecom AS, GDR                                         6,870         69,731
-----------------------------------------------------------------------------------
COLT Telecom Group plc, ADR 5                                 7,020         49,140
-----------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR                       10,395        220,374
-----------------------------------------------------------------------------------
Companhia Siderurgica Nacional SA, Sponsored ADR                445         18,356
-----------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                               5,185        237,214
-----------------------------------------------------------------------------------
Gedeon Richter Rt, Sponsored GDR, S Shares                      519         53,831
-----------------------------------------------------------------------------------
JSC Mining & Metallurgical Co. Norilsk Nickel, ADR            1,035         55,683
-----------------------------------------------------------------------------------
KGHM Polska Miedz SA, GDR 5                                   2,909         36,508


                   20 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                      Market Value
                                                             Shares     See Note 1
-----------------------------------------------------------------------------------
Common Stocks Continued
Komercni Banka AS, GDR                                        4,424    $   128,296
-----------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                           680         55,413
-----------------------------------------------------------------------------------
Magyar Tavkozlesi Rt, Sponsored ADR                           3,532         64,070
-----------------------------------------------------------------------------------
Microcell Telecommunications, Inc. 5                            930         12,122
-----------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. A 5                       7             94
-----------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. B 5                     925         11,966
-----------------------------------------------------------------------------------
MOL Magyar Olaj-es Gazipari Rt, Sponsored GDR                 2,234         69,813
-----------------------------------------------------------------------------------
OAO Gazprom, Sponsored ADR 5                                  2,370         55,103
-----------------------------------------------------------------------------------
OTP Bank Ltd., GDR, S Shares 5                                4,361        107,172
-----------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                  14,235        334,523
-----------------------------------------------------------------------------------
Polski Koncern Naftowy Orlen SA, GDR                          7,585         95,343
-----------------------------------------------------------------------------------
Surgutneftegaz, Sponsored ADR                                 2,215         54,489
-----------------------------------------------------------------------------------
Telekomunikacja Polska SA, GDR                               24,927         86,247
-----------------------------------------------------------------------------------
Viatel Holding Ltd. (Bermuda) 5,6                               763          3,395
-----------------------------------------------------------------------------------
YUKOS, ADR                                                    1,055         48,108
                                                                      -------------
                                                                         2,467,898

                                                          Principal
                                                            Amount
-----------------------------------------------------------------------------------
Corporate Bonds and Notes--4.2%
-----------------------------------------------------------------------------------
Consumer Discretionary--0.7%
-----------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--0.2%
Intrawest Corp., 7.50% Sr. Nts., 10/15/13 7                $400,000        403,000
-----------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75%
Sr. Unsub. Nts., 2/2/11                                     200,000        224,000
                                                                      -------------
                                                                           627,000

-----------------------------------------------------------------------------------
Media--0.5%
British Sky Broadcasting Group plc, 8.20%
Sr. Unsec. Nts., 7/15/09                                    596,000        695,341
-----------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12      200,000        221,250
-----------------------------------------------------------------------------------
Videotron Ltee, 6.875% Sr. Nts., 1/15/14 7                  100,000        103,750
-----------------------------------------------------------------------------------
Vivendi Universal SA, 9.25% Sr. Nts., 4/15/10 7             300,000        350,250
                                                                      -------------
                                                                         1,370,591

-----------------------------------------------------------------------------------
Consumer Staples--0.3%
-----------------------------------------------------------------------------------
Food Products--0.3%
United Biscuits Finance plc, 10.75%
Sr. Sub. Nts., 4/15/11 6 [GBP]                              500,000        944,988
-----------------------------------------------------------------------------------
Energy--1.6%
-----------------------------------------------------------------------------------
Energy Equipment & Services--0.4%
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08         1,200,000      1,098,000
-----------------------------------------------------------------------------------
Oil & Gas--1.2%
Pemex Project Funding Master Trust,
6.625% Nts., 4/4/10 [EUR]                                   460,000        556,073
-----------------------------------------------------------------------------------
Petroleos Mexicanos:
6.50% Unsub. Nts., 2/1/05                                 2,110,000      2,210,225
9.375% Sr. Unsec. Bonds, 12/2/08                            300,000        355,500
                                                                      -------------
                                                                         3,121,798




                   21 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------


                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Industrials--0.6%
-----------------------------------------------------------------------------------
Industrial Conglomerates--0.5%
Tyco International Group SA, 6.375% Nts., 10/15/11       $1,300,000    $ 1,358,500
-----------------------------------------------------------------------------------
Marine--0.0%
Pacific & Atlantic Holdings, Inc.,
3.75% Sec. Nts., 12/31/07 7                                 166,067         49,405
-----------------------------------------------------------------------------------
Road & Rail--0.1%
Stena AB, 9.625% Sr. Nts., 12/1/12                          150,000        164,250
-----------------------------------------------------------------------------------
Materials--0.5%
-----------------------------------------------------------------------------------
Chemicals--0.0%
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08            87,434         79,128
-----------------------------------------------------------------------------------
Containers & Packaging--0.3%
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                                 300,000        334,500
10.875% Sr. Sec. Nts., 3/1/13                               100,000        114,500
-----------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12              200,000        223,000
                                                                      -------------
                                                                           672,000

-----------------------------------------------------------------------------------
Paper & Forest Products--0.2%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10              225,000        245,067
-----------------------------------------------------------------------------------
Ainsworth Lumber Co. Ltd., 13.875% Sr. Sec. Nts., 7/15/07   250,000        287,500
-----------------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04 5,6,8        750,000        123,750
                                                                      -------------
                                                                           656,317

-----------------------------------------------------------------------------------
Telecommunication Services--0.5%
-----------------------------------------------------------------------------------
Diversified Telecommunication Services--0.5%
360networks, Inc., 13% Sr. Unsec. Nts., 5/1/08 5,6,8 [EUR]  600,000             70
-----------------------------------------------------------------------------------
Telewest Communications plc:
0%/9.25% Sr. Disc. Nts., 4/15/09 5,8,12                     100,000         44,500
0%/9.875% Sr. Disc. Nts., 4/15/09 5,8,12 [GBP]              200,000        145,938
11.25% Sr. Nts., 11/1/08 5,8                                700,000        381,500
-----------------------------------------------------------------------------------
Telus Corp., 7.50% Nts., 6/1/07                             596,000        662,529
                                                                      -------------
                                                                         1,234,537

-----------------------------------------------------------------------------------
Utilities--0.0%
-----------------------------------------------------------------------------------
Electric Utilities--0.0%
AES Drax Holdings Ltd., 10.41% Sr. Sec.
Sub. Nts., Series B, 12/31/20 6,8                           100,000         79,000
                                                                      -------------
                                                                        11,455,514

-----------------------------------------------------------------------------------
Foreign Government Obligations--27.3%
-----------------------------------------------------------------------------------
Argentina--0.8%
Argentina (Republic of) Bonds:
1.162%, 8/3/12 11                                         3,340,000      1,890,383
1.278%, 5/3/05 5,8                                           42,000         38,220
2%, 9/30/08 6 [ARP]                                         495,000        136,173
Series PR12, 2%, 1/3/16 5,6,8 [ARP]                          11,273          2,782
-----------------------------------------------------------------------------------
Argentina (Republic of) Disc. Bonds, 2.345%, 3/31/23 8      185,000         92,500
-----------------------------------------------------------------------------------
Argentina (Republic of) Par Bonds, 5.984%, 3/31/23 8        235,000        115,150
-----------------------------------------------------------------------------------
Argentina (Republic of) Treasury Bills,
14.75%, 10/8/04 4 [ARP]                                      14,000          4,407


                   22 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Argentina Continued
Buenos Aires (Province of) Bonds,
Bonos de Consolidacion de Deudas,
Series PBA1, 3.257%, 4/1/07 6,8 [ARP]                        71,628   $     25,719
-----------------------------------------------------------------------------------
JPMorgan Chase Bank, Argentina (Republic of)
Treasury Bills,
8.84%, 2/20/04 6 [ARP]                                       25,000          8,306
                                                                      -------------
                                                                         2,313,640

-----------------------------------------------------------------------------------
Austria--0.7%
Austria (Republic of) Nts.:
5.50%, 10/20/07 [EUR]                                       810,000      1,012,873
Series 98-3, 3.90%, 10/20/05 [EUR]                          255,000        303,133
-----------------------------------------------------------------------------------
Austria (Republic of) Sr. Unsec. Unsub.
Nts., Series 1, 5%, 7/15/12 [EUR]                           377,000        461,644
                                                                      -------------
                                                                         1,777,650

-----------------------------------------------------------------------------------
Belgium--1.4%
Belgium (Kingdom of) Bonds:
5%, 9/28/11 [EUR]                                           360,000        441,601
Series 19, 6.50%, 3/31/05 [EUR]                             730,000        894,960
Series 26, 6.25%, 3/28/07 [EUR]                           1,465,000      1,863,491
Series 28, 5.75%, 3/28/08 [EUR]                             550,000        695,704
                                                                      -------------
                                                                         3,895,756

-----------------------------------------------------------------------------------
Brazil--0.8%
Brazil (Federal Republic of) Bonds,
Series 15 yr., 2.063%, 4/15/09 11                             6,471          5,953
-----------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec.
Unsub. Bonds, Cl. B, 8.875%, 4/15/24                      2,481,000      2,115,053
                                                                      -------------
                                                                         2,121,006

-----------------------------------------------------------------------------------
Colombia--0.1%
Colombia (Republic of) Unsec. Unsub. Bonds,
8.375%, 2/15/27                                             315,000        277,200
-----------------------------------------------------------------------------------
Denmark--0.3%
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]              5,425,000        857,711
-----------------------------------------------------------------------------------
Dominican Republic--0.0%
Dominican Republic Unsec. Unsub. Bonds, 9.50%, 9/27/06      113,000         98,875
-----------------------------------------------------------------------------------
Ecuador--0.2%
Ecuador (Republic of) Unsec. Bonds, 7%, 8/15/30 11          785,000        511,035
-----------------------------------------------------------------------------------
Finland--0.0%
Finland (Republic of) Sr. Unsec. Unsub. Bonds,
2.75%, 7/4/06 [EUR]                                         115,000        132,748
-----------------------------------------------------------------------------------
France--0.9%
France (Government of) Obligations Assimilables du Tresor Bonds:
5%, 4/25/12 [EUR]                                           840,000      1,028,548
5.50%, 10/25/07 [EUR]                                       230,000        287,535
-----------------------------------------------------------------------------------
France (Government of) Treasury Nts.:
3 yr., 3.50%, 1/12/05 [EUR]                                 945,000      1,112,608
5 yr., 4.75%, 7/12/07 [EUR]                                  50,000         60,930
                                                                      -------------
                                                                         2,489,621




                   23 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------


                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Germany--1.8%
Germany (Republic of) Bonds:
2%, 6/17/05 [EUR]                                           950,000    $ 1,094,436
5.375%, 1/4/10 [EUR]                                        765,000        960,813
Series 01, 5%, 7/4/11 [EUR]                               1,600,000      1,964,532
Series 140, 4.50%, 8/17/07 [EUR]                            730,000        881,849
                                                                      -------------
                                                                         4,901,630

-----------------------------------------------------------------------------------
Great Britain--0.6%
United Kingdom Treasury Nts., 7.50%, 12/7/06 2 [GBP]        890,000      1,625,821
-----------------------------------------------------------------------------------
Greece--0.7%
Greece (Republic of) Bonds:
3.50%, 4/18/08 [EUR]                                        930,000      1,076,617
5.35%, 5/18/11 [EUR]                                        725,000        905,244
                                                                      -------------
                                                                         1,981,861

-----------------------------------------------------------------------------------
Guatemala--0.2%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11                                             205,000        232,675
10.25%, 11/8/11 7                                           170,000        192,950
                                                                      -------------
                                                                           425,625

-----------------------------------------------------------------------------------
Italy--2.0%
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali:
4%, 3/1/05 [EUR]                                            290,000        343,800
5%, 10/15/07 [EUR]                                        2,475,000      3,041,763
5.25%, 12/15/05 [EUR]                                       860,000      1,052,637
5.25%, 8/1/11 [EUR]                                         730,000        909,641
                                                                      -------------
                                                                         5,347,841

-----------------------------------------------------------------------------------
Ivory Coast--0.0%
Ivory Coast (Government of) Past Due Interest Bonds,
1.90%, 3/29/18 5,6,8 [FRF]                                3,857,000        123,038
-----------------------------------------------------------------------------------
Japan--7.5%
Japan (Government of) Bonds, 5 yr.,
Series 14, 0.40%, 6/20/06 [JPY]                       2,250,000,000     20,543,594
-----------------------------------------------------------------------------------
Mexico--1.3%
United Mexican States Bonds:
7.50%, 4/8/33                                               470,000        481,045
8.30%, 8/15/31                                              230,000        256,105
11.375%, 9/15/16                                             45,000         63,338
-----------------------------------------------------------------------------------
United Mexican States Global Bonds, 9.875%, 1/15/07       1,720,000      2,062,280
-----------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12                  270,000        302,400
-----------------------------------------------------------------------------------
United Mexican States Unsec. Unsub. Nts.,
Series 6 BR, 6.75%, 6/6/06 [JPY]                         40,000,000        415,227
                                                                      -------------
                                                                         3,580,395

-----------------------------------------------------------------------------------
New Zealand--0.3%
New Zealand (Government of) Bonds, 6.50%, 2/15/06 [NZD]   1,240,000        774,083
-----------------------------------------------------------------------------------
Nigeria--0.1%
Central Bank of Nigeria Gtd. Bonds,
Series WW, 6.25%, 11/15/20                                  140,000        122,500
-----------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts.,
Series RC, 5.092%, 1/5/10                                   157,604        128,393
                                                                      -------------
                                                                           250,893




                   24 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Philippines--0.5%
Philippines (Republic of) Bonds, 9.375%, 1/18/17         $  500,000    $   533,125
-----------------------------------------------------------------------------------
Philippines (Republic of) Nts., 9.875%, 3/16/10             130,000        144,300
-----------------------------------------------------------------------------------
Philippines (Republic of) Unsec. Bonds:
8.875%, 4/15/08                                             240,000        262,200
9.875%, 1/15/19                                             290,000        302,325
                                                                      -------------
                                                                         1,241,950

-----------------------------------------------------------------------------------
Poland--0.5%
Poland (Republic of) Bonds, Series 0K0805,
11.58%, 8/12/05 4 [PLZ]                                   6,250,000      1,391,718
-----------------------------------------------------------------------------------
Portugal--0.2%
Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec.
Unsub. Bonds,
5.85%, 5/20/10 [EUR]                                        390,000        500,524
-----------------------------------------------------------------------------------
Russia--3.0%
Ministry Finance of Russia Debs.:
Series VI, 3%, 5/14/06                                       30,000         28,868
Series V, 3%, 5/14/08                                     1,760,000      1,546,600
-----------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Nts.:
8.75%, 7/24/05                                            3,185,000      3,479,613
10%, 6/26/07                                              2,520,000      2,979,900
-----------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30 11                4,750          4,406
                                                                      -------------
                                                                         8,039,387

-----------------------------------------------------------------------------------
South Africa--0.3%
South Africa (Republic of) Unsec. Nts., 8.375%, 10/17/06    730,000        834,025
-----------------------------------------------------------------------------------
Spain--1.0%
Spain (Kingdom of) Bonds, Bonos y Obligacion del Estado,
4.80%, 10/31/06 [EUR]                                       840,000      1,024,256
-----------------------------------------------------------------------------------
Spain (Kingdom of) Treasury Bills, 2%, 12/5/03 4 [EUR]    1,430,000      1,659,355
                                                                      -------------
                                                                         2,683,611

-----------------------------------------------------------------------------------
Sweden--0.9%
Sweden (Kingdom of) Debs., Series 1040,
6.50%, 5/5/08 [SEK]                                      16,690,000      2,328,536
-----------------------------------------------------------------------------------
The Netherlands--1.0%
The Netherlands (Government of) Bonds:
4%, 7/15/05 [EUR]                                           140,000        166,347
5%, 7/15/11 [EUR]                                           243,000        298,815
Series 1, 5.75%, 2/15/07 [EUR]                            1,705,000      2,134,681
                                                                      -------------
                                                                         2,599,843

-----------------------------------------------------------------------------------
Ukraine--0.2%
Ukraine (Government of) Bonds, 7.65%, 6/11/13               390,000        388,538
-----------------------------------------------------------------------------------
Ukraine (Government of) Sr. Unsec. Nts., 11%, 3/15/07       189,469        210,812
                                                                      -------------
                                                                           599,350
                                                                      -------------
                                                                        74,248,967




                   25 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Loan Participations--1.1%
Algeria (Republic of) Loan Participation Nts.,
2.063%, 3/4/10 6,11                                     $   310,917   $    301,201
-----------------------------------------------------------------------------------
Deutsche Bank AG:
OAO Gazprom Loan Participation Nts., 6.50%, 8/4/05          960,000        963,456
Indonesian Rupiah Loan Participation Nts.,
2.636%, 5/21/04                                             835,000        780,725
Indonesian Rupiah Loan Participation Nts.,
2.636%, 3/25/05                                             965,000        863,675
                                                                      -------------
                                                                         2,909,057

                                                             Shares
-----------------------------------------------------------------------------------
Preferred Stocks--0.0%
Pacific & Atlantic Holdings, Inc.,
7.50% Cum. Cv., Series A 5,6,9                                8,417         16,834

                                                              Units
-----------------------------------------------------------------------------------
Rights, Warrants and Certificates--0.0%
Microcell Telecommunications, Inc., Cl. A Wts., Exp. 5/1/05 5   343            364
-----------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. B Wts., Exp. 5/1/08 5   572            933
-----------------------------------------------------------------------------------
Telus Corp. Wts., Exp. 9/15/05 5                                539          4,054
                                                                      -------------
                                                                             5,351

                                                           Principal
                                                              Amount
-----------------------------------------------------------------------------------
Structured Notes--4.5%
Citigroup Global Capital Markets Holdings, Inc.,
Brazilian Real Linked Nts., 23.18%, 5/20/04 4 [BRR]         290,307         92,046
-----------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.,
Argentine Peso Unsec. Linked Nts., 7/6/04                   110,000        112,684
-----------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (Nassau Branch),
U.S. Dollar/Philippine Peso Linked Nts.,
12.50%, 3/5/12 11 [PHP]                                  32,130,000        566,101
-----------------------------------------------------------------------------------
Credit Suisse First Boston International, U.S. Dollar/
South African Rand Linked Nts.,
Series FBi 43, 1.065%, 5/23/22 11                           540,000        522,666
-----------------------------------------------------------------------------------
Deutsche Bank AG:
Basket of Emerging Market Currencies
Linked Nts., 0.85%, 1/20/04                               1,045,000      1,058,063
Basket of Emerging Market Currencies Linked
Nts., 0.85%, 3/24/04                                      1,140,000      1,149,006
Brazil (Federal Republic of) Credit Linked Bonds,
1.25%, 10/20/08 11                                          540,000        535,788
Brazil (Federal Republic of) Credit Linked Nts.,
1.185%, 10/20/08 11                                         590,000        584,159
Brazil (Federal Republic of) Credit Linked Nts.,
1.24%, 10/20/08 11                                          775,000        768,955
Indonesian Rupiah Linked Nts., 14%, 6/22/09                 549,138        618,769
Indonesian Rupiah Linked Nts., 14%, 6/22/09                 255,000        283,305
Indonesian Rupiah Linked Nts., 14%, 6/22/09                 276,733        294,832
Venezuela (Republic of) Credit Linked Bonds,
10.639%, 10/9/13 [EUR]                                      320,000        390,191
Venezuela (Republic of) Credit Linked Bonds,
11.056%, 10/8/13 [EUR]                                      675,000        842,597
Venezuela (Republic of) Credit Linked Certificate
of Deposit, 8.18%, 9/20/06 11                               815,000        826,573
Venezuela (Republic of) Credit Linked Nts.,
11.39%, 6/15/04 11                                          425,000        447,143
-----------------------------------------------------------------------------------
JPMorgan Chase Bank:
EMBI Plus Turkey (Republic of) Linked
Certificate of Deposit, 1.50%, 4/22/04                      607,000        603,381
Polish Zloty/Euro Linked Certificate
of Deposit, 0.91%, 4/7/04                                   210,000        204,030
Venezuela (Republic of) Credit Linked
Certificate of Deposit, 8.028%, 9/20/05 11                  565,000        573,362
Venezuela (Republic of) Credit Linked
Certificate of Deposit, 8.078%, 9/20/05 11                  565,000        573,871
Venezuela (Republic of) Credit Linked
Default Bonds, 8.178%, 9/20/05 11                           565,000        574,831


                   26 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Structured Notes Continued
Pioneer 2002 Ltd. Sec. Catastrophe Linked Nts.:
Series 2003-II, Cl. A, 7.14%, 6/15/06 6,11                $ 250,000   $    259,138
Series 2003-II, Cl. B, 6.14%, 6/15/06 6,11                  250,000        252,663
Series 2003-II, Cl. C, 6.89%, 6/15/06 6,11                  250,000        253,013
                                                                      -------------
                                                                        12,387,167
                                                                      -------------
Total International Sector (Cost $101,952,091)                         103,490,788

-----------------------------------------------------------------------------------
Asset-Backed Sector--26.6%
-----------------------------------------------------------------------------------
Asset-Backed Securities--7.7%
-----------------------------------------------------------------------------------
Auto Loan--4.2%
Bank One Auto Securitization Trust, Automobile Receivables,
Series 2003-1, Cl A2, 1.29%, 8/21/06                        360,000        359,086
-----------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates,
Series 2003-A,
Cl. A2, 1.45%, 11/25/05                                     700,000        700,691
-----------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile
Mtg.-Backed Nts.,
Series 2003-2, Cl. A2A, 1.20%, 5/16/05                      510,000        509,674
-----------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan
Pass-Through Certificates:
Series 2003-A, Cl. A2, 1.26%, 1/16/06                       200,000        199,906
Series 2003-B, Cl. A2, 1.287%, 3/15/06                      240,000        239,817
-----------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-B, Cl. A2, 2.20%, 4/6/05                         68,493         68,650
Series 2003-A, Cl. A2, 1.52%, 12/8/05 6                     630,000        630,638
-----------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Installment Sales,
Series 2003-A, Cl. A2A, 1.62%, 8/15/05                      347,572        348,155
-----------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust,
Motorcycle Receivable Nts.:
Series 2002-2, Cl. A1, 1.91%, 4/16/07                       185,531        186,147
Series 2003-3, Cl. A1, 1.50%, 1/15/08                       597,973        598,573
-----------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust,
Automobile Receivables Obligations:
Series 2003-1, Cl. A2, 1.46%, 9/19/05                       476,856        477,340
Series 2003-3, Cl. A2, 1.52%, 4/21/06 6                     700,000        700,546
Series 2003-4, Cl. A2, 1.52%, 7/17/06                       550,000        549,828
-----------------------------------------------------------------------------------
Nissan Auto Lease Trust, Auto Lease Obligations,
Series 2003-A,
Cl. A2, 1.69%, 12/15/05                                     370,000        370,048
-----------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust,
Automobile Receivable Nts.:
Series 2003-A, Cl. A2, 1.45%, 5/16/05                       700,000        700,787
Series 2003-B, Cl. A2, 1.20%, 11/15/05                      750,000        749,392
-----------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust,
Automobile Mtg.-Backed Obligations:
Series 2003-A, Cl. A2, 1.28%, 8/15/05                       770,000        770,185
Series 2003-B, Cl. A2, 1.43%, 2/15/06 6                     460,000        459,792
Series 2002-B, Cl. A3, 3.76%, 6/15/06                       197,519        200,300
-----------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                      270,000        272,035
Series 2003-1, Cl. A2, 1.22%, 4/17/06                       450,000        449,634
-----------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust,
Automobile Loan Receivables:
Series 2003-1, Cl. A2, 1.11%, 12/20/05                      960,000        958,399
Series 2003-2, Cl. A2, 1.55%, 6/20/06                       310,000        309,855


                   27 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------


                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Auto Loan Continued
Whole Auto Loan Trust, Automobile Loan Receivables,
Series 2003-1,
Cl. A2A, 1.40%, 4/15/06                                    $650,000   $    649,876
                                                                      -------------
                                                                        11,459,354

-----------------------------------------------------------------------------------
Credit Card--0.4%
Consumer Credit Reference Index Securities Program,
Credit Card
Asset-Backed Certificates, Series 2002-B,
Cl. FX, 10.421%, 3/22/07 6                                1,000,000      1,044,438
-----------------------------------------------------------------------------------
Equipment--0.1%
Caterpillar Financial Asset Trust,
Equipment Loan Pass-Through
Certificates, Series 2003-A, Cl. A2, 1.25%, 10/25/05        280,000        279,959
-----------------------------------------------------------------------------------
Home Equity Loan--2.2%
Centex Home Equity Co. LLC, Home Equity
Loan Asset-Backed Certificates:
Series 2003-A, Cl. AF1, 1.836%, 10/25/17                    125,144        125,250
Series 2003-B, Cl. AF1, 1.64%, 2/25/18                      166,776        166,664
Series 2003-C, Cl. AF1, 2.14%, 7/25/18 6                    414,303        415,259
-----------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates,
Home Equity Mtg. Obligations:
Series 2003-3, Cl. 1A1, 1.20%, 8/25/17 11                   256,951        256,939
Series 2003-4, Cl. 1A1, 1.24%, 9/25/17 6,11                 523,031        523,075
-----------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc.,
Home Equity Collateralized Mtg. Obligations:
Series 2003-1, Cl. AF1, 1.94%, 1/25/33                      236,974        237,226
Series 2003-2, Cl. AF1, 1.22%, 5/25/33 11                   274,368        274,332
Series 2003-3, Cl. AF1, 1.24%, 8/25/33 6,11                 336,676        336,672
-----------------------------------------------------------------------------------
Conseco Finance Securitizations Corp.,
Home Equity Loan Pass-Through
Certificates, Series 2001-D, Cl. M2, 2.87%, 11/15/32 11   2,400,000      2,346,574
-----------------------------------------------------------------------------------
Principal Residential Mortgage Capital Resources Trust,
Real Estate Mtg.
Investment Conduit Participation Certificates,
Series 2000-1, Cl. B,
2.77%, 6/20/05 6,11                                       1,000,000        990,313
-----------------------------------------------------------------------------------
Residential Funding Mortgage Securities II, Inc.,
Home Equity Loan Pass-Through Certificates,
Series 2003-HS1, Cl. AI2, 1.22%, 1/25/33 11                 306,364        306,464
                                                                      -------------
                                                                         5,978,768

-----------------------------------------------------------------------------------
Manufactured Housing--0.8%
Lehman ABS Manufactured Housing Contract, Commercial Mtg.
Pass-Through Certificates, Series 2001-B,
Cl. A4, 5.27%, 9/15/18                                    1,972,922      2,054,118
                                                                      -------------
                                                                        20,816,637

-----------------------------------------------------------------------------------
Government Agency--15.8%
-----------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored--15.7%
Federal Home Loan Mortgage Corp.:
5%, 11/1/33 13                                              902,000        887,906
7%, 9/1/33                                                  419,689        441,641
12%, 5/1/10-6/1/15                                          230,586        262,030
-----------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 2430, Cl. ND, 6.50%, 1/15/31                       4,971,003      5,088,036
Series 2500, Cl. FD, 1.62%, 3/15/32 11                      175,531        176,113
Series 2526, Cl. FE, 1.52%, 6/15/29 11                      219,360        218,958
Series 2551, Cl. FD, 1.52%, 1/15/33 11                      188,902        189,702


                   28 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored Continued
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed
Security, Series 208, Cl. IO, (34.843)%, 6/1/30 14      $   596,331    $    89,037
-----------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Structured Pass-Through Securities,
Collateralized Mtg. Obligations:
Series H003, Cl. A2, 1.88%, 1/15/07                          55,544         55,569
Series H006, Cl. A1, 1.724%, 4/15/08                        154,041        153,863
Series T-42, Cl. A2, 5.50%, 2/25/42                          86,742         88,383
-----------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 11/1/33 13                                            1,084,000      1,069,433
5.50%, 11/14/33 13                                        4,136,000      4,174,775
6%, 11/25/33 13                                             783,000        804,043
6.50%, 1/1/29 1                                           2,413,905      2,511,744
6.50%, 11/25/33 13                                        8,244,000      8,566,027
7%, 9/1/29-11/1/33                                          659,440        695,087
7%, 11/25/33 13                                          15,230,000     16,039,094
7.50%, 6/1/10-9/1/29                                        417,732        445,785
8.50%, 7/1/32                                                79,820         85,926
11%, 7/1/16                                                  98,764        111,730
13%, 6/1/15                                                 219,078        254,356
-----------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Trust 2002-77, Cl. WF, 1.52%, 12/18/32 11                   333,069        334,091
-----------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security, Trust 321, Cl. 2, (4.745)%, 3/1/32 14             259,115         43,169
                                                                      -------------
                                                                        42,786,498

-----------------------------------------------------------------------------------
GNMA/Guaranteed--0.1%
Government National Mortgage Assn.:
5.75%, 7/20/27                                               33,779         34,538
7%, 1/15/28-3/15/28                                         129,182        137,083
11%, 10/20/19                                                63,278         71,708
12%, 11/20/13-9/20/15                                        76,417         87,843
                                                                      -------------
                                                                           331,172
                                                                      -------------
                                                                        43,117,670

-----------------------------------------------------------------------------------
Private--3.1%
-----------------------------------------------------------------------------------
Commercial--2.8%
Asset Securitization Corp., Commercial Mtg.
Pass-Through Certificates:
Series 1995-MD4, Cl. A5, 7.384%, 8/13/29                  1,500,000      1,704,475
Series 1996-D2, Cl. A3, 7.522%, 2/14/29 11                3,000,000      3,138,581
-----------------------------------------------------------------------------------
Capital Lease Funding Securitization LP,
Interest-Only
Corporate-Backed Pass-Through Certificates,
Series 1997-CTL1,
10.938%, 6/22/24 7,14                                     9,252,017        342,869
-----------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., Interest-Only
Stripped Mtg.-Backed Security, Series 1996-C1, Cl. X-2,
90.258%, 12/25/20 6,14                                    1,989,190            622
-----------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc.,
Mtg. Pass-Through
Certificates,
Series 1998-C1, Cl. F, 7.172%, 5/15/30 11   2,000,000     1,955,621
-----------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1,
Cl. A2, 7.306%, 10/6/15                                     380,000        436,985
                                                                      -------------
                                                                         7,579,153




                   29 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Other--0.0%
CIT Equipment Collateral, Equipment Receivable-Backed
Nts.,
Series 2003-EF1, Cl. A2, 1.49%, 12/20/05 6                 $170,000   $    169,788
-----------------------------------------------------------------------------------
Residential--0.3%
Lehman Structured Securities Corp., Collateralized Mtg.
Obligations,
Series 2001-GE4, Cl. A, 13.285%, 10/25/30 11                 25,042         25,238
-----------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc.,
Commercial Mtg. Pass-Through Certificates,
Series 1996-B, Cl. 1, 7.48%, 4/25/26 6,11                   275,505        236,762
Washington Mutual Mortgage Securities Corp.,
Collateralized Mtg.
Obligations Pass-Through Certificates,
Series 2003-AR7, Cl. A1, 1.51%, 8/25/33 11                  487,792        487,112
                                                                      -------------
                                                                           749,112
                                                                      -------------
                                                                         8,498,053
                                                                      -------------
Total Asset-Backed Sector (Cost $71,635,912)                            72,432,360

-----------------------------------------------------------------------------------
Money Market Sector--4.0%
-----------------------------------------------------------------------------------
Joint Repurchase Agreements--3.3%
Undivided interest of 6% in joint repurchase agreement
(Principal Amount/ Market Value $150,354,000, with a
maturity value of $150,366,154) with Banc One Capital
Markets, Inc., 0.97%, dated 10/31/03, to be repurchased
at $9,028,730 on 11/3/03, collateralized by U.S. Treasury
Bonds, 6.25%--12%, 8/15/13--8/15/27, with a value of
$153,550,289                                              9,028,000      9,028,000
-----------------------------------------------------------------------------------
Short-Term Notes--0.7%
Victory Receivables Corp., 1.14%, 1/13/04                 2,000,000      1,995,200
                                                                      -------------
Total Money Market Sector (Cost $11,023,377)                            11,023,200

-----------------------------------------------------------------------------------
Total Investments, at Value (Cost $303,240,059)               111.9%   304,888,988
-----------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                         (11.9)   (32,541,155)
                                                          -------------------------
Net Assets                                                    100.0%  $272,347,833
                                                          =========================




                   30 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

Footnotes to Statement of Investments

Principal amount, strike and contracts are reported in U.S. Dollars, except for those denoted in the following currencies:

ARP Argentine Peso
BRR Brazilian Real
DKK Danish Krone
EUR Euro
FRF French Franc
GBP British Pound Sterling
HUF Hungary Forints
JPY Japanese Yen
NZD New Zealand Dollar
PHP Philippines Peso
PLZ Polish Zloty
SEK Swedish Krona

1. Securities with an aggregate market value of $3,227,194 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.


2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

3. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                              Contracts       Expiration    Exercise               Premium    Market Value
 Calls                  Subject to Call            Dates       Price              Received      See Note 1
----------------------------------------------------------------------------------------------------------
 Japanese Yen [JPY]           3,540,000EUR       4/28/04     132.000EUR/JPY 16    $ 49,333         $ 3,221
 Japanese Yen [JPY]           1,770,000EUR       2/25/04     141.000EUR/JPY 16      20,341          11,470
                                                                                  ------------------------
                                                                                    69,674          14,691
                                                                                  ------------------------
                              Contracts
 Puts                    Subject to Put
----------------------------------------------------------------------------------------------------------
 Japanese Yen [JPY]         391,000,000JPY        6/1/04     120.000JPY             72,987          14,897
                                                                                  ------------------------
                                                                                  $142,661         $29,588
                                                                                  ========================

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Non-income producing security.

6. Identifies issues considered to be illiquid or restricted. See Note 11 of Notes to Financial Statements.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $13,885,130 or 5.10% of the Fund's net assets as of October 31, 2003.

8. Issuer is in default. See Note 1 of Notes to Financial Statements.

9. Interest or dividend is paid-in-kind.

10. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

11. Represents the current interest rate for a variable or increasing rate security.

12. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

13. When-issued security to be delivered and settled after October 31, 2003. See
Note 1 of Notes to Financial Statements.

14. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $475,697 or 0.17% of the Fund's net assets as of October 31, 2003.

15. Received as a result of issuer reorganization. Currently has minimal market value.

16. Represents cross currency strike price.

See accompanying Notes to Financial Statements.


                   31 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2003
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------
Investments, at value (including securities loaned of
approximately $22,413,000) (cost $303,240,059)--
see accompanying statement                                            $304,888,988
-----------------------------------------------------------------------------------
Cash                                                                        41,786
-----------------------------------------------------------------------------------
Cash--foreign currencies (cost $2,729)                                       2,741
-----------------------------------------------------------------------------------
Collateral for securities loaned                                        22,768,407
-----------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                    1,720,046
-----------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                               4,003,635
Investments sold                                                         3,854,910
Swap contract                                                              100,438
Futures margins                                                             48,524
Other                                                                       17,878
                                                                      -------------
Total assets                                                           337,447,353


-----------------------------------------------------------------------------------
Liabilities
-----------------------------------------------------------------------------------
Return of collateral for securities loaned                              22,768,407
-----------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                      477,213
-----------------------------------------------------------------------------------
Options written, at value (premiums received $142,661)
--see accompanying statement                                                29,588
-----------------------------------------------------------------------------------
Swaptions written, at value (premiums received $19,758)
--see accompanying statement                                                 5,106
-----------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $31,601,499 purchased
on a when-issued basis)                                                 41,273,326
Closed foreign currency contracts                                          364,953
Trustees' compensation                                                      52,583
Shareholder reports                                                         46,030
Management and administrative fees                                          26,404
Transfer and shareholder servicing agent fees                               10,560
Other                                                                       45,350
                                                                      -------------
Total liabilities                                                       65,099,520

-----------------------------------------------------------------------------------
Net Assets                                                            $272,347,833
                                                                      =============

-----------------------------------------------------------------------------------
Composition of Net Assets
-----------------------------------------------------------------------------------
Par value of shares of beneficial interest                            $    292,299
-----------------------------------------------------------------------------------
Additional paid-in capital                                             299,460,018
-----------------------------------------------------------------------------------
Undistributed net investment income                                      6,727,359
-----------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                                          (37,340,613)
-----------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies              3,208,770
                                                                      -------------
Net Assets--applicable to 29,229,920 shares of beneficial
interest outstanding                                                  $272,347,833
                                                                      =============

-----------------------------------------------------------------------------------
Net Asset Value Per Share                                                    $9.32


See accompanying Notes to Financial Statements.

                   32 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2003
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------
Interest                                                               $19,932,294
-----------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $3,066)                     155,031
-----------------------------------------------------------------------------------
Securities lending fees                                                      7,808
                                                                       ------------
Total investment income                                                 20,095,133


-----------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------
Management fees                                                          1,672,345
-----------------------------------------------------------------------------------
Custodian fees and expenses                                                 32,554
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                               21,060
-----------------------------------------------------------------------------------
Trustees' compensation                                                       6,070
-----------------------------------------------------------------------------------
Other                                                                       44,962
                                                                       ------------
Total expenses                                                           1,776,991
Less reduction to custodian expenses                                        (2,856)
                                                                       ------------
Net expenses                                                             1,774,135

-----------------------------------------------------------------------------------
Net Investment Income                                                   18,320,998

-----------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments (including premiums on options exercised)                   (2,996,464)
Closing of futures contracts                                            (1,150,311)
Closing and expiration of option contracts written                          51,583
Foreign currency transactions                                            3,096,679
                                                                       ------------
Net realized loss                                                         (998,513)
-----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                             27,025,086
Translation of assets and liabilities denominated in foreign currencies  3,400,488
Futures contracts                                                         (139,962)
                                                                       ------------
Net change in unrealized appreciation                                   30,285,612

-----------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                   $47,608,097
                                                                       ============




See accompanying Notes to Financial Statements.


                   33 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

Year Ended October 31,                                          2003          2002
-----------------------------------------------------------------------------------
Operations
-----------------------------------------------------------------------------------
Net investment income                                   $ 18,320,998  $ 19,044,945
-----------------------------------------------------------------------------------
Net realized loss                                           (998,513)   (5,222,651)
-----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)      30,285,612      (105,724)
                                                        ---------------------------
Net increase in net assets resulting from operations      47,608,097    13,716,570

-----------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
-----------------------------------------------------------------------------------
Dividends from net investment income                     (14,030,362)  (19,468,363)

-----------------------------------------------------------------------------------
Beneficial Interest Transactions
-----------------------------------------------------------------------------------
Proceeds from shares issued to shareholders in
reinvestment of dividends                                         --       355,582

-----------------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------------
Total increase (decrease)                                 33,577,735    (5,396,211)
-----------------------------------------------------------------------------------
Beginning of period                                      238,770,098   244,166,309
                                                        ---------------------------
End of period [including undistributed net investment
income of $6,727,359 and $4,960, respectively]          $272,347,833  $238,770,098
                                                        ===========================



See accompanying Notes to Financial Statements.



                   34 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Year Ended October 31,                        2003      2002      2001      2000      1999
--------------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------------
Net asset value, beginning of period         $8.17     $8.37     $8.85     $9.45     $9.82
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                          .63       .65       .78       .86       .87
Net realized and unrealized gain (loss)       1.00      (.18)     (.44)     (.62)     (.43)
                                             -----------------------------------------------
Total from investment operations              1.63       .47       .34       .24       .44
--------------------------------------------------------------------------------------------
Dividend and/or distributions to shareholders:
Dividends from net investment income          (.48)     (.67)     (.79)     (.68)     (.81)
Tax return of capital distribution              --        --      (.03)     (.16)       --
                                             -----------------------------------------------
Total dividends and/or distributions
to shareholders                               (.48)     (.67)     (.82)     (.84)     (.81)
--------------------------------------------------------------------------------------------
Net asset value, end of period               $9.32     $8.17     $8.37     $8.85     $9.45
                                             ===============================================

Market value, end of period                  $8.34     $7.36     $8.08     $7.88     $8.06
                                             ===============================================

--------------------------------------------------------------------------------------------
Total Return, at Market Value 1              20.44%    (1.35)%   12.79%     6.93%    (6.64)%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)  $272,348  $238,770  $244,166  $257,629  $275,181
--------------------------------------------------------------------------------------------
Average net assets (in thousands)         $256,904  $243,498  $251,362  $269,849  $285,213
--------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                         7.13%     7.82%     8.99%     9.27%     8.86%
Total expenses                                0.69% 3   0.82% 3   0.75% 3   0.84% 3   1.03% 3
--------------------------------------------------------------------------------------------
Portfolio turnover rate                         93%       70%      133%      104%      159%



1. Assumes a purchase at the current market price on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and a sale at the current market price on the last business day of the period. Total return does not reflect sales charges or brokerage commissions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian fees less than 0.01%.

See accompanying Notes to Financial Statements.


                   35 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Multi-Sector Income Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund's investment objective is to seek high current income consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
Structured Notes. The Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The Fund also invests in "index-linked" notes whose principal and/or interest payments depend on the performance of an underlying index. The structured notes are leveraged, increasing the volatility of each note's market value relative to the change in the underlying foreign currency exchange rate or underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of October 31, 2003, the market value of these securities comprised 4.6% of the Fund's net assets and resulted in unrealized gains of $141,885. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.

--------------------------------------------------------------------------------
Securities on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on



                   36 | OPPENHEIMER MULTI-SECTOR INCOME TRUST a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such purchases while remaining substantially fully invested. As of October 31, 2003, the Fund had entered into when-issued purchase commitments of $31,601,499.
   In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments.
   Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of October 31, 2003, securities with an aggregate market value of $4,629,143, representing 1.70% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                   37 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                 Net Unrealized
                                                                   Appreciation
     Undistributed   Undistributed        Accumulated          Based on Cost of
     Net Investment      Long-Term               Loss    Securities for Federal
     Income                   Gain  Carryforward1,2,3       Income Tax Purposes
     --------------------------------------------------------------------------
     $8,435,095                $--        $36,799,271                $1,522,614

1. As of October 31, 2003, the Fund had $36,758,159 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              ----------------------
                              2006       $ 1,509,541
                              2007        11,561,894
                              2008         5,440,197
                              2009         4,239,210
                              2010         9,434,931
                              2011         4,572,386
                                         -----------
                              Total      $36,758,159
                                         ===========

2. During the fiscal years ended October 31, 2003 and October 31, 2002, the Fund did not utilize any capital loss carryforwards. During the fiscal year ended October 31, 2003, $7,982,990 of unused capital loss carryforwards expired.
3. The Fund had $41,112 of straddle losses which were deferred.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

                 To                 From                            Net
                 Ordinary        Capital     Tax Return      Investment
                 Income             Loss     of Capital            Loss
                 ------------------------------------------------------
                 $2,431,763   $5,551,138            $--             $--



                   38 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

The tax character of distributions paid during the years ended October 31, 2003 and October 31, 2002 was as follows:

                                           Year Ended        Year Ended
                                     October 31, 2003  October 31, 2002
                 ------------------------------------------------------
                 Distributions paid from:
                 Ordinary income          $14,030,362       $19,468,363

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.


                     Federal tax cost of securities
                     and other investments         $436,740,013
                                                   ============

                     Gross unrealized appreciation $ 15,588,212
                     Gross unrealized depreciation  (14,065,598)
                                                   ------------
                     Net unrealized appreciation   $  1,522,614
                                                   ============

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2003, the Fund's projected benefit obligations were decreased by $2,998 and payments of $12,682 were made to retired trustees, resulting in an accumulated liability of $51,545 as of October 31, 2003.
   The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                   39 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                       Year Ended October 31, 2003   Year Ended October 31, 2002
                              Shares        Amount         Shares         Amount
--------------------------------------------------------------------------------
Net increase from
dividends reinvested              --           $--         42,436       $355,582


--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2003, were $299,583,921 and $289,568,456, respectively.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.65% on the Fund's average annual net assets.

--------------------------------------------------------------------------------
Transfer Agent Fees. Shareholder Financial Services, Inc. (SFSI), a wholly-owned subsidiary of the Manager, is the transfer agent and registrar for the Fund. Fees paid to SFSI are based on the number of accounts, plus out-of-pocket costs and expenses.

--------------------------------------------------------------------------------
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.


                   40 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
   The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of October 31, 2003, the Fund had outstanding foreign currency contracts as follows:

                                             Contract      Valuation
                             Expiration        Amount          as of    Unrealized    Unrealized
Contract Description              Dates        (000s)  Oct. 31, 2003  Appreciation  Depreciation
------------------------------------------------------------------------------------------------
Contracts to Purchase
Argentine Peso [ARP}           5/28/04-
                                 6/8/04      1,570ARP    $   524,925    $   34,059      $     --
Australian Dollar [AUD]       11/17/03-
                                12/1/03     11,495AUD      8,140,648       144,885            --
British Pound Sterling [GBP]  11/20/03-
                                12/1/03        945GBP      1,600,787        67,192            --
Chilean Peso [CLP]             11/25/03    540,014CLP        863,055        91,772            --
Columbian Peso [COP]             1/7/04  1,544,305COP        528,367           399            --
Euro [EUR]                    11/20/03-
                                 3/8/04     11,255EUR     13,064,480       418,197        63,411
Japanese Yen [JPY]            12/15/03-
                                3/17/04  2,706,200JPY     24,699,265       878,803         4,152
Mexican Nuevo Peso [MXN]      12/15/03-
                                 1/7/04     19,357MXN      1,737,218        26,617            --
New Zealand Dollar [NZD]        12/1/03      1,140NZD        698,053         2,653            --
                                                                      --------------------------
                                                                         1,664,577        67,563
                                                                      --------------------------
Contracts to Sell
Brazilian Real [BRR]           12/17/03        205BRR         70,019           598            --
British Pound Sterling [GBP]     3/9/04        590GBP        991,057            --        66,822
Euro [EUR]                     12/2/03-
                                4/27/04     16,310EUR     18,897,450        30,111       276,807
Indonesia Rupiah [IDR]         11/12/03  5,339,800IDR        628,473            --        18,892
Japanese Yen [JPY]            11/10/03-
                                4/27/04    400,000JPY      3,644,285        16,440        47,129
Swiss Franc [CHF]               12/1/03        845CHF        633,289         8,320            --
                                                                      --------------------------
                                                                            55,469       409,650
                                                                      --------------------------
Total unrealized appreciation and depreciation                          $1,720,046      $477,213
                                                                      ==========================


--------------------------------------------------------------------------------
6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate


                   41 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
6. Futures Contracts Continued
futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
   The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
   Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.
   Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
   Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of October 31, 2003, the Fund had outstanding futures contracts as follows:

                                                                                 Unrealized
                                  Expiration     Number of  Valuation as of    Appreciation
Contract Description                   Dates     Contracts    Oct. 31, 2003  (Depreciation)
-------------------------------------------------------------------------------------------
Contracts to Purchase
DAX Index                           12/19/03             4      $   425,359      $   7,737
NASDAQ 100 Index                    12/18/03            10        1,418,000         75,628
United Kingdom Long Gilt            12/29/03             2          388,805         (1,573)
U.S. Long Bonds                     12/19/03            94       10,219,563         83,679
U.S. Treasury Nts., 10 yr.          12/19/03            22        2,470,531            902
                                                                                 ----------
                                                                                   166,373
                                                                                 ----------
Contracts to Sell
Euro-Bundesobligation                12/8/03            10        1,310,719           (544)
FTSE 100 Index                      12/19/03             1           72,918         (1,018)
Japan (Government of) Bonds, 10 yr. 12/11/03             2        2,491,654            489
Standard & Poor's 500 Index         12/18/03             5        1,311,875        (40,313)
Standard & Poor's 500 E-Mini        12/19/03             8          419,800        (16,001)
U.S. Treasury Nts., 2 yr.           12/29/03           143       30,669,031         33,433
U.S. Treasury Nts., 5 yr.           12/19/03            56        6,261,500       (116,085)
                                                                                 ----------
                                                                                  (140,039)
                                                                                 ----------
                                                                                 $  26,334
                                                                                 ==========


                   42 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
7. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
   The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
   Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
   Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities.
Realized gains and losses are reported in the Statement of Operations.
   The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended October 31, 2003 was as follows:

                                           Call Options                      Put Options
                        ------------------------------- ---------------------------------
                        Principal (000s)/               Principal (000s)/
                                Number of     Amount of         Number of      Amount of
                                Contracts      Premiums         Contracts       Premiums
-----------------------------------------------------------------------------------------
Options outstanding as of
October 31, 2002                       --    $       --                --       $     --
Options written             1,302,378,700       273,430       393,101,010        153,505
Options closed or expired      (1,726,955)      (27,250)       (2,101,010)       (80,518)
Options exercised          (1,295,341,745)     (176,506)               --             --
                           --------------------------------------------------------------
Options outstanding as of
October 31, 2003                5,310,000    $   69,674       391,000,000       $ 72,987
                           ==============================================================

                   43 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
8. Interest Rate Swap Contracts
The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement.
   Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of October 31, 2003, the Fund had entered into the following interest rate swap agreements:

                                  Fixed Rate   Floating Rate
                                     Paid by     Received by                                 Unrealized
Swap              Notional       the Fund at     the Fund at      Floating  Termination    Appreciation
Counterparty     Principal     Oct. 31, 2003   Oct. 31, 2003    Rate Index         Date  (Depreciation)
-------------------------------------------------------------------------------------------------------
Deutsche Bank                                                  Three-Month
AG            $  1,820,000            3.1025%           1.14%   LIBOR flat       3/4/08        $ 25,804
JPMorgan                                                       Three-Month
Chase Bank       4,300,000             3.052         1.14219    LIBOR flat      3/10/08         109,382
JPMorgan                                                         Six-Month
Chase Bank         360,000EUR           3.14           2.081    LIBOR flat      7/14/08          10,456
JPMorgan                                                         Six-Month
Chase Bank     100,600,000HUF           9.13            7.00    LIBOR flat      7/14/08         (16,889)
                                                                                               ---------
                                                                                               $128,753
                                                                                               =========


--------------------------------------------------------------------------------
9. Credit Swap Contracts
The Fund may enter into a credit swap transaction to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations). The Fund pays an annual interest fee on the notional amount in exchange for the counterparty paying in a potential credit event.


                   44 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

During the year ended October 31, 2003, the Fund entered into transactions to hedge credit risk. Information regarding the credit swaps is as follows:

                                                                                  Unrealized
                                  Expiration      Notional   Valuation as of    Appreciation
Contract Description                   Dates        Amount     Oct. 31, 2003  (Depreciation)
--------------------------------------------------------------------------------------------
Deutsche Bank AG, Colombia
Credit Nts.                          9/20/13      $150,000         $   1,281       $   1,281
Deutsche Bank AG, Colombia
Credit Nts.                          9/20/13       150,000             3,202           3,202
Deutsche Bank AG, Mexico
Credit Bonds                         9/20/13       630,000            (5,044)         (5,044)
Deutsche Bank AG, Philippines
(Republic of) 5 yr. Credit Nts.      7/25/08       630,000            (3,775)         (3,775)
Deutsche Bank AG, Philippines
(Republic of) 10 yr. Credit Bonds    7/25/13       630,000             2,049           2,049
Deutsche Bank AG, Philippines
(Republic of) Credit Nts.           12/20/08       160,000             1,052           1,052
Deutsche Bank AG, Russia
Federation Credit Bonds              9/20/13       790,000            (6,822)         (6,822)
Deutsche Bank AG, Russia
Federation Credit Bonds              9/10/13       605,000            (3,050)         (3,050)
Deutsche Bank AG, Russia
Federation Credit Bonds             10/30/13     1,280,000            (6,737)         (6,737)
Deutsche Bank AG, Turkey
(Republic of) Credit Bonds          10/10/13       320,000           (12,035)        (12,035)
JPMorgan Chase Bank, Jordan
(Kingdom of) Credit Nts.              6/6/06       175,000               905             905
JPMorgan Chase Bank, Russian
Federation Credit Bonds              10/9/13       330,000            13,072          13,072
JPMorgan Chase Bank, TRAC-X
Emerging Markets Default Bonds 1    12/20/08       255,000           (12,413)        (12,413)
                                                                                    ---------
                                                                                    $(28,315)
                                                                                    =========

1. Comprised of emerging markets credit swaps of which the underlying is comprised of a pool of emerging market entities and associated benchmark obligations. The Fund received a premium and is obligated to pay a rate that resets every six months primarily based upon default by an emerging market entity within the pool.


--------------------------------------------------------------------------------
10. Swaption Transactions
The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

As of October 31, 2003, the Fund had entered into the following swaption contracts:

                      Notional  Expiration     Exercise     Premium Market Value
Swaptions               Amount        Date        Price    Received   See Note 1
--------------------------------------------------------------------------------
Deutsche Swaption   $2,220,000     5/17/04        2.825%    $19,758       $5,106


                   45 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
11. Illiquid Securities
As of October 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of October 31, 2003 was $15,250,041, which represents 5.60% of the Fund's net assets.


--------------------------------------------------------------------------------
12. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral in invested in cash equivalents. As of October 31, 2003, the Fund had on loan securities valued at $22,413,399. Cash of $22,768,407 was received as collateral for the loans, and has been invested in approved instruments.


--------------------------------------------------------------------------------
13. Borrowing and Lending Arrangements
The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
   The Fund had no interfund borrowings or loans outstanding during the year ended or at October 31, 2003.


                   46 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
The Board of Trustees and Shareholders of
Oppenheimer Multi-Sector Income Trust:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Multi-Sector Income Trust, including the statement of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Multi-Sector Income Trust as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP

Denver, Colorado
November 21, 2003


                   47 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
   None of the dividends paid by the Fund during the year ended October 31, 2003 are eligible for the corporate dividend-received deduction.
   A portion, if any, of the dividends paid by the Fund during the fiscal year ended October 31, 2003 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $106,326 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2004, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.
   The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                   48 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with         Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships Held
Fund, Length of Service, Age        by Trustee; Number of Portfolios in Fund Complex Currently Overseen by Trustee

INDEPENDENT                         The address of each Trustee in the chart below is 6803 S. Tucson Way,
TRUSTEES                            Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

Clayton K. Yeutter,                 Of Counsel (since 1993), Hogan & Hartson (a law firm). Other directorships:
Chairman of the Board               Weyerhaeuser Corp. (since 1999) and Danielson Holding Corp. (since 2002);
of Trustees (since 2003),           formerly a director of Caterpillar, Inc. (1993-December 2002). Oversees 25
Trustee (since 1991)                portfolios in the OppenheimerFunds complex.
Age: 72

Robert G. Galli,                    A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in the
Trustee (since 1996)                OppenheimerFunds complex.
Age: 70

Phillip A. Griffiths,               A director (since 1991) of the Institute for Advanced Study, Princeton, N.J., a
Trustee (since 1999)                director (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward
Age: 65                             Academy, a Senior Advisor (since 2001) of The Andrew W. Mellon Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of
                                    Arts and Sciences (since 1995), American Philosophical Society (since 1996) and
                                    Council on Foreign Relations (since 2002). Formerly a director of Bankers Trust
                                    New York Corporation (1994-1999). Oversees 25 portfolios in the OppenheimerFunds complex.

Joel W. Motley,                     Director (since 2002) Columbia Equity Financial Corp. (privately-held financial
Trustee (since 2002)                adviser); Managing Director (since 2002) Carmona Motley, Inc. (privately-held
Age: 51                             financial adviser); Formerly he held the following positions: Managing Director
                                    (January 1998-December 2001), Carmona Motley Hoffman Inc. (privately-held financial adviser); Managing Director (January 1992-December 1997), Carmona
                                    Motley & Co. (privately-held financial adviser). Oversees 25 portfolios in the
                                    OppenheimerFunds complex.

Kenneth A. Randall,                 A director of Dominion Resources, Inc. (electric utility holding company) and
Trustee (since 1988)                Prime Retail, Inc. (real estate investment trust); formerly a director of
Age: 76                             Dominion Energy, Inc. (electric power and oil & gas producer), President and
                                    Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company,
                                    American Motorists Insurance Company and American Manufacturers Mutual Insurance
                                    Company. Oversees 25 portfolios in the OppenheimerFunds complex.

Edward V. Regan,                    President, Baruch College, CUNY; a director of RBAsset (real estate manager); a
Trustee (since 1993)                director of OffitBank; formerly Trustee, Financial Accounting Foundation (FASB
Age: 73                             and GASB), Senior Fellow of Jerome Levy Economics Institute, Bard College,
                                    Chairman of Municipal Assistance Corporation for the City of New York, New York
                                    State Comptroller and Trustee of New York State and Local Retirement Fund.
                                    Oversees 25 investment companies in the OppenheimerFunds complex.

Russell S. Reynolds, Jr.,           Chairman (since 1993) of The Directorship Search Group, Inc. (corporate
Trustee (since 1989)                governance consulting and executive recruiting); a life trustee of International
Age: 71                             House (non-profit educational organization), and a trustee (since 1996) of the
                                    Greenwich Historical Society. Oversees 25 portfolios in the OppenheimerFunds complex.




                   49 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------


Donald W. Spiro,                    Chairman Emeritus (since January 1991) of the Manager. Formerly a director
Vice Chairman of                    (January 1969-August 1999) of the Manager. Oversees 25 portfolios in the
the Board of Trustees,              OppenheimerFunds complex.
Trustee (since 1988)
Age: 77

--------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                  The address of Mr. Murphy in the chart below is Two World Financial Center, 225
AND OFFICER                         Liberty St., New York, NY 10281-1008. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,                     Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee,              (since September 2000) of the Manager; President and a director or trustee of
Trustee (since 2001)                other Oppenheimer funds; President and a director (since July 2001) of
Age: 54                             Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
                                    Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                    Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc.
                                    (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                                    Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001)
                                    of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the Manager:
                                    OFI Institutional Asset Management, Inc. and Centennial Asset Management
                                    Corporation (since November 2001), HarbourView Asset Management Corporation and
                                    OFI Private Investments, Inc. (since July 2001); President (since November 1,
                                    2001) and a director (since July 2001) of Oppenheimer Real Asset Management,
                                    Inc.; a director (since November 2001) of Trinity Investment Management Corp.
                                    and Tremont Advisers, Inc. (investment advisory affiliates of the Manager);
                                    Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                    Insurance Company (the Manager's parent company); a director (since June 1995)
                                    of DLB Acquisition Corporation (a holding company that owns the shares of David
                                    L. Babson & Company, Inc.); formerly, Chief Operating Officer (September
                                    2000-June 2001) of the Manager; President and trustee (November 1999-November
                                    2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life
                                    Insurance Company; President, Chief Executive Officer and director (September
                                    1999-August 2000) of MML Bay State Life Insurance Company; a director (June
                                    1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                    wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 72 portfolios as
                                    Trustee/Officer and 10 portfolios as Officer in the OppenheimerFunds complex.


--------------------------------------------------------------------------------------------------------------------------
OFFICERS                            The address of the Officers in the chart below is as follows: for Messrs.
                                    Steinmetz, Wong and Zack, Two World Financial Center, 225 Liberty St., New York,
                                    NY 10281-1008, for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924.
                                    Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

Arthur P. Steinmetz,                Senior Vice President of the Manager (since March 1993) and of HarbourView Asset
Vice President (since 1999)         Management Corporation (since March 2000); an officer of 6 portfolios in the
Age: 45                             OppenheimerFunds complex.







                   50 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

Caleb Wong,                         Vice President (since June 1999) of the Adviser; worked in fixed-income
Vice President (since 1999)         quantitative research and risk management for the Adviser (since July 1996); an
Age: 38                             officer of 1 portfolio in the OppenheimerFunds complex; formerly Assistant Vice
                                    President of the Adviser (January 1997 - June 1999); before joining the Adviser in July 1996 he was enrolled in the Ph.D. program for Economics at the
                                    University of Chicago.

Brian W. Wixted,                    Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999)              (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Age: 44                             Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder
                                    Financial Services, Inc., Oppenheimer Partnership Holdings, Inc., OFI Private
                                    Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
                                    OppenheimerFunds plc (since May 2000) and OFI Institutional Asset Management,
                                    Inc. (since November 2000) (offshore fund management subsidiaries of the
                                    Manager); Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer
                                    Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer
                                    (since March 1999) of Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy
                                    Program (since April 2000); formerly Principal and Chief Operating Officer
                                    (March 1995-March 1999), Bankers Trust Company-Mutual Fund Services Division. An
                                    officer of 82 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                     Senior Vice President (since May 1985) and General Counsel (since February 2002)
Secretary (since 2001)              of the Manager; General Counsel and a director (since November 2001) of
Age: 55                             OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel
                                    (since November 2001) of HarbourView Asset Management Corporation; Vice
                                    President and a director (since November 2000) of Oppenheimer Partnership
                                    Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                    November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                                    Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                                    Institutional Asset Management, Inc.; General Counsel (since November 2001) of
                                    Centennial Asset Management Corporation; a director (since November 2001) of
                                    Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                    (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                                    (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                                    November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel
                                    (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                    2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                                    1985-November 2001), Shareholder Financial Services, Inc. (November
                                    1989-November 2001); OppenheimerFunds International Ltd. and OppenheimerFunds
                                    plc (October 1997-November 2001). An officer of 82 portfolios in the
                                    OppenheimerFunds complex.


The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.


                   51 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

                  The Board of Trustees of the Fund has determined that Edward
V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

         The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)